UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                            AXP MANAGED SERIES, INC.
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    9/30
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

AXP(R)
     Managed
         Allocation
                 Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                  Sept. 30, 2003

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                                                         3

Questions & Answers
   with Portfolio Management                                          4

The Fund's Long-term Performance                                      8

Investments in Securities                                             9

Financial Statements (Portfolio)                                     29

Notes to Financial Statements (Portfolio)                            32

Independent Auditors' Report (Portfolio)                             36

Financial Statements (Fund)                                          37

Notes to Financial Statements (Fund)                                 40

Independent Auditors' Report  (Fund)                                 48

Federal Income Tax Information                                       49

Board Members and Officers                                           51

(logo) DALBAR

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Fund Snapshot
          AS OF SEPT. 30, 2003

PORTFOLIO MANAGERS

Portfolio manager                                    Dimitris Bertsimas
Since                                                             12/02
Years in industry                                                    11

Portfolio manager                                       Gina Mourtzinou
Since                                                             12/02
Years in industry                                                     7

Portfolio manager                                           Tom Murphy*
Since                                                              2/03
Years in industry                                                    17

* The fixed income portion of the portfolio is managed by a team of portfolio managers led by Tom Murphy.

FUND OBJECTIVE

For investors seeking maximum total return through a combination of growth of capital and current income.

Inception dates

A: 1/23/85      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols

A: IMRFX        B: IMRBX        C: --           Y: IDRYX

Total net assets                                         $1,007 billion

Number of holdings                                                1,044

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

Equities
         STYLE
VALUE    BLEND    GROWTH
           X               LARGE
           X               MEDIUM   SIZE
           X               SMALL

Bonds
         DURATION
SHORT    INT.     LONG
          X                HIGH
          X                MEDIUM  QUALITY
          X                LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Financials 20.7%
Consumer discretionary 13.4%
Health Care 10.9%
Technology 9.0%
U.S. Government obligations & agencies 7.4%
Utilities 6.2%
Industrials 6.1%
Mortgage-backed securities 5.7%
Energy and utilities 5.1%
Telecommunications 5.1%
Consumer staples 4.9%
Short-term securities 3.1%
Materials 1.6%
Foreign government bonds 0.8%

TOP TEN HOLDINGS

Percentage of portfolio assets

Merck & Co (Health care products)                          3.0%
Bank of America (Banks and savings & loans)                2.7
Washington Mutual (Banks and savings & loans)              1.9
Altria Group (Beverages & tobacco)                         1.8
Electronic Arts (Computer software & services)             1.7
Amgen (Health care products)                               1.7
J.P. Morgan Chase (Broker dealers)                         1.4
Wachovia (Banks and savings & loans)                       1.4
Tyco Intl (Multi-industry)                                 1.2
Yahoo! (Media)                                             1.1

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are subject to change.

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3   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris J. Bertsimas, Gina Mourtzinou and Tom Murphy discuss AXP Managed Allocation Fund's results and positioning for fiscal year 2003.

Q: How did AXP Managed Allocation Fund perform for the 12 months ended Sept. 30, 2003?

A: Benefiting from a long-awaited rebound in the equity markets and positive returns from bonds, AXP Managed Allocation Fund's Class A shares rose 16.67%, excluding sales charge, for the one-year period ended Sept. 30, 2003. The Fund lagged the 19.09% return of the Lipper Flexible Portfolio Funds Index. The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged group of large company stocks, advanced 24.40%, while the Lehman Brothers Aggregate Bond Index rose 5.41%.

Q:   How did the Fund's positioning contribute to its performance?

A: Stocks were fairly volatile early in the fiscal year. After rallying in October and November of 2002, the market weakened through mid-March 2003 before starting a prolonged advance. When stock prices fell, the portfolio's bond allocation was beneficial. However, the Fund had a lower-than-peer group position in equities at the start of the war in Iraq and therefore did not participate fully in the early stages of the rally. Our quantitative investment model subsequently became more positive on stocks and in May 2003, we began increasing the equity position. The added emphasis on stocks aided performance as equities advanced through August.

     Based on the results of our quantitative modeling, we minimized holdings of international and small-cap stocks in the first half of the year. This was effective given their weak performance during that time. In the second half, we initiated a position in small-cap stocks

                         PERFORMANCE COMPARISON
                      For the year ended Sept. 30, 2003

25%                        (bar 2)
                           +24.40%                   (bar 4)
20%      (bar 1)                                     +19.09%
         +16.67%
15%

10%                                       (bar 3)
                                          +5.41%
 5%

 0%

(bar 1) AXP Managed Allocation Fund Class A (excluding sales charge) (bar 2) S&P 500 Index (unmanaged)
(bar 3)  Lehman Brothers Aggregate Bond Index (unmanaged)
(bar 4)  Lipper Flexible Portfolio Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We initiated a position in small cap stocks and increased our allocation to international, enabling the portfolio to participate in rebounds in both areas.(end callout quote)

     and increased our allocation to international, enabling the portfolio to participate in rebounds in both areas.

     We had a larger than average position in U.S. Treasuries early in the fiscal year, and this had a negative effect on results. Still, the Fund's overall fixed-income positioning was favorable. Through most of the year, we maintained a lower-than-average position in mortgage-backed securities, one of the weaker bond market sectors. The portfolio had larger-than-peer group positions in investment grade corporate bonds and also had opportunistic allocations to high-yield bonds and emerging markets debt, sectors that performed well in the second half of the year.

AVERAGE ANNUAL TOTAL RETURNS

as of Sept. 30, 2003

                           Class A                  Class B                     Class C                     Class Y
(Inception dates)         (1/23/85)                (3/20/95)                   (6/26/00)                   (3/20/95)
                      NAV(1)     POP(2)       NAV(1)   After CDSC(3)   NAV(1)      After CDSC(4)      NAV(5)      POP(5)
1 year               +16.67%     +9.95%      +15.92%     +11.92%      +15.86%        +15.86%         +16.86%     +16.86%
5 years               +1.88%     +0.68%       +1.09%      +0.94%         N/A            N/A           +2.04%      +2.04%
10 years              +4.99%     +4.37%         N/A         N/A          N/A            N/A             N/A         N/A
Since inception         N/A        N/A        +5.00%      +5.00%       -4.87%         -4.87%          +5.96%      +5.96%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Questions & Answers

Q:   What changes were made to the Fund?

A: In December 2002, we implemented the use of quantitative models to select individual stocks. In January 2003, we also began using quantitative models to guide the allocation between stocks and bonds and the selection of bond sectors. As we realigned the portfolio in accordance with the models, the Fund experienced above-average turnover. Since then turnover has declined.

     The most meaningful change over the course of the year was the substantial shift in asset allocation from an above-average position in fixed income to a higher-than-average position in equities. We began the period with less than 60% allocated to equities and ended with a 73% equity position, close to the Fund's 75% maximum. This repositioning was driven by our asset allocation model, which has been favoring stocks over bonds since May 2003.

     Our allocation model also moved to a more favorable outlook for small-cap and international stocks. Although the Fund remains focused on large-cap stocks, the small-cap component that was introduced in July has gradually increased to approximately 5%. At the end of the period, we had a 1% allocation to international equities.

     Within the fixed income sector, we began the year focusing primarily on investment grade and high-yield corporate bonds. The Fund also had a higher than average position in government securities. As our model indicated a less favorable outlook for these sectors, we reduced the positions somewhat. Then, from June through September, we gradually increased the Fund's holdings of high-yield bonds by shifting assets from the investment grade corporate segment to the high-yield segment.

Q:   Within the equity segment, what sectors are emphasized?

A: Our stock selection models led to an emphasis on electric utilities, automobiles and banks. The models led us to underweight electronics and semi-conductors, resulting in a smaller than index positioning in technology relative to the S&P 500 Index. We also were light on beverage companies compared to the index. This positioning has been relatively unchanged since the portfolio realignment late in 2002.

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6   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Questions & Answers

Q:   How sensitive is the fixed-income component to interest rate changes?

A:   The portfolio's duration -- a measure of interest rate sensitivity -- was
     4.58 years at fiscal year-end, comparable to the duration of the Lehman Brothers Aggregate Bond Index. We generally keep duration roughly in line with the index because we believe there is greater potential to increase return by managing bond sector allocations than by predicting interest rate changes.

Q:   How are you positioning the Fund for the months ahead?

A: Within the fixed income segment, we do not anticipate any significant positioning shifts. Although we do not intend to further increase our allocations to investment grade and high-yield bonds, we believe maintaining strong positions in these areas should be a sound strategy for the near term. We think the recent economic improvements will continue, although we remain cautious given persistent economic weakness in some areas. The Fund's model continues to prefer equities and we agree with this assessment, believing that stocks may outperform bonds.

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7   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

The Fund's Long-term Performance

This chart illustrates the total value of an assumed $10,000 investment in AXP Managed Allocation Fund Class A shares (from 10/01/93 to 9/30/03) as compared to the performance of three widely cited performance indices, the Standard & Poor's 500 Index (S&P 500 Index), the Lehman Brothers Aggregate Bond Index and the Lipper Flexible Portfolio Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(line graph)
                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                         IN AXP MANAGED ALLOCATION FUND

$50,000
               (dotted line) S&P 500 Index(1)
$37,500        (dashed line) Lehman Brothers Aggregate Bond Index(2)
               (long dashed line) Lipper Flexible Portfolio Funds Index(3)
$25,000        (solid line) AXP Managed Allocation Fund Class A

$12,500
        '93   '94    '95    '96   '97    '98   '99    '00    '01   '02   '03

(solid line) AXP Managed Allocation Fund Class A $15,346
(dotted line) S&P 500 Index(1) $26,050
(dashed line) Lehman Brothers Aggregate Bond Index(2) $19,525
(long dashed line) Lipper Flexible Portfolio Funds Index(3) $18,790

(1) Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

(2) Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market price, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Flexible Portfolio Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                          Average Annual Total Returns
                 Class A with Sales Charge as of Sept. 30, 2003
1 year                                                                +9.95%
5 years                                                               +0.68%
10 years                                                              +4.37%

            Results for other share classes can be found on page 5.

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8   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Investments in Securities

Total Return Portfolio

Sept. 30, 2003

(Percentages represent value of investments compared to net assets)

Common stocks (73.0%)
Issuer                                          Shares             Value(a)

Aerospace & defense (1.6%)
Boeing                                          99,854              $3,427,988
General Dynamics                                17,480               1,364,489
Goodrich                                        80,995               1,963,319
Honeywell Intl                                  88,511               2,332,265
Kaman Cl A                                       3,201                  41,485
KVH Inds                                         1,331(b)               33,555
Rockwell Automation                             46,464               1,219,680
Rockwell Collins                                31,852                 804,263
United Technologies                             64,967               5,020,649
Total                                                               16,207,693

Airlines (--%)
AirTran Holdings                                 3,806(b)               63,751
America West Holdings Cl B                      22,838(b)              222,213
Atlantic Coast Airlines Holdings                 7,719(b)               65,689
Frontier Airlines                                6,018(b)               99,056
Mesa Air Group                                   4,581(b)               50,849
Total                                                                  501,558

Automotive & related (2.0%)
Aftermarket Technology                           7,670(b)               87,515
Asbury Automotive Group                          9,613(b)              160,056
Cummins                                          4,825                 214,375
Delphi                                         208,371               1,885,758
GenCorp                                          8,872                  79,404
General Motors                                 279,017              11,420,167
McGrath Rentcorp                                 1,295                  36,195
Midas                                            2,318(b)               30,505
Monro Muffler Brake                              1,205(b)               35,668
Navistar Intl                                   14,605(b)              544,474
PACCAR                                          58,160               4,343,970
SPS Technologies                                 1,440(b)               64,800
TBC                                              2,939(b)               73,622
Tower Automotive                                75,312(b)              338,904
Visteon                                        195,474               1,290,128
Total                                                               20,605,541

Banks and savings & loans (7.5%)
ABC Bancorp                                      3,247                  50,686
Bank Mutual                                      1,274                  54,081
Bank of America                                360,631              28,143,642
Berkshire Hills Bancorp                          1,284                  43,258
Brookline Bancorp                                4,469                  65,784
CB Bancshares                                      625                  38,282
Central Pacific Financial                        2,066                  50,617
Charter One Financial                           88,481               2,707,519
City Holding                                     1,306                  43,359
Coastal Bancorp                                  2,782                  88,329
Commercial Federal                               4,446                 108,260
Community Trust Bancorp                          2,079                  60,457
Connecticut Bancshares                           1,050                  53,813
CVB Financial                                    3,079                  58,501
DVI                                             31,116(b)                3,267
First BanCorp                                    1,039                  31,949
First Charter                                    6,557                 128,517
First Federal Capital                            2,259                  46,422
First Financial                                    968                  58,467
First Indiana                                    3,556                  65,786
First Tennessee Natl                            30,320               1,287,387
FirstFed Financial                               3,923(b)              154,959
Flagstar Bancorp                                17,047                 391,229
FleetBoston Financial                           74,482               2,245,632
GBC Bancorp                                      2,887                 110,716
Glacier Bancorp                                  1,634                  44,821
Great Southern Bancorp                           1,145                  44,563
Greater Bay Bancorp                             23,458                 487,926
Hancock Holding                                    610                  30,104
Harleysville Natl                                1,308                  30,568
IndyMac Bancorp                                  1,240                  28,731
MAF Bancorp                                      4,452                 170,066
MB Financial                                     3,290                 146,076
Midwest Banc Holdings                            1,310                  29,121
Natl City                                       77,888               2,294,580
NBT Bancorp                                      2,230                  45,158
New Century Financial                            6,061                 171,648
Oriental Financial Group                         3,037(c)               73,678
Peoples Holding                                    477                  21,723
R & G Financial Cl B                            10,773                 314,572
Republic Bancorp Cl A                            3,883                  73,816
Republic Bancshares                              4,088                 116,753
Riggs Natl                                      10,149                 159,847
Seacoast Financial Services                      1,471                  30,464
South Financial Group                            1,443                  35,916

See accompanying notes to investments in securities.

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9   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Banks and savings & loans (cont.)
St. Francis Capital                              2,283                 $67,212
Sterling Financial                               2,420                  68,123
Sun Bancorp                                      3,230                  71,060
Texas Regional Bancshares Cl A                   2,194                  74,135
Trust Co of New Jersey                           1,320                  42,240
UCBH Holdings                                    1,453                  43,924
Umpqua Holdings                                  1,678                  31,932
United Natl Bancorp                              1,366                  45,365
Unizan Financial                                 1,383                  27,591
Wachovia                                       361,047              14,871,526
Washington Mutual                              505,350              19,895,629
Westcorp                                         3,429                 119,844
WSFS Financial                                   1,853                  78,197
Total                                                               75,877,828

Beverages & tobacco (2.4%)
Altria Group                                   419,867              18,390,175
Coca-Cola                                       51,482               2,211,667
Coca-Cola Enterprises                           61,479               1,171,790
DIMON                                           12,726                  87,809
PepsiCo                                         19,569                 896,847
RJ Reynolds Tobacco Holdings                    30,486               1,205,416
Robert Mondavi Cl A                              1,008(b)               31,228
Universal                                        3,704                 156,050
Total                                                               24,150,982

Broker dealers (1.8%)
AmeriTrade Holding                               7,473(b)               84,071
Bear Stearns Companies                          13,019                 973,821
J.P. Morgan Chase                              435,029              14,934,546
Lehman Brothers Holdings                        26,322               1,818,324
Total                                                               17,810,762

Building materials & construction (0.2%)
Building Materials Holding                       5,696                  74,618
Centex Construction Products                     1,720                  76,832
Drew Inds                                        2,979(b)               55,141
Griffon                                          1,949(b)               35,004
Hughes Supply                                    1,258                  40,822
Insituform Technologies Cl A                     5,576(b)               99,030
Interface                                        8,781                  47,593
LNR Property                                     4,585                 187,756
M.D.C. Holdings                                  4,071                 219,834
M/I Schottenstein Homes                          4,088                 162,171
NCI Building Systems                             6,143(b)              122,246
Simpson Mfg                                        662(b)               27,069
Standard Pacific                                 1,630                  61,777
Texas Inds                                       4,079                 100,343
Universal Forest Products                        1,369                  33,226
USG                                             24,665(b)              425,224
Walter Inds                                      4,978                  53,414
Total                                                                1,822,100

Cable (0.7%)
Comcast Cl A                                   228,176(b)            7,046,075

Cellular telecommunications (0.7%)
AT&T Wireless Services                          83,415(b)              682,335
Nextel Communications Cl A                     222,434(b)            4,379,725
NII Holdings Cl B                               21,837(b)            1,303,451
Price Communications                            18,688(b)              231,731
Total                                                                6,597,242

Chemicals (0.1%)
Airgas                                           4,983                  88,697
Crompton                                         7,378                  42,866
FMC                                              5,781(b)              145,681
Grace (WR)                                      50,622(b)              156,929
NL Inds                                          2,532                  41,196
Octel                                            6,771(c)              117,815
OM Group                                         2,930                  42,895
Sigma-Aldrich                                   12,842                 667,014
Solutia                                         12,593                  50,246
TETRA Technologies                               2,669(b)               55,035
Total                                                                1,408,374

Computer hardware (1.3%)
Black Box                                        1,054                  41,960
Cray                                             4,921(b)               54,033
Dell                                           239,769(b)            8,005,886
EMC                                             92,990(b)            1,174,464
Engineered Support Systems                         686                  41,503
Gateway                                         52,220(b)              295,565
Hutchinson Technology                            2,827(b)               93,574
Insight Enterprises                              3,553(b)               54,077
Komag                                            3,139(b)               54,995
Network Appliance                              121,537(b)            2,495,154
SanDisk                                          1,544(b)               98,415
Western Digital                                 17,391(b)              224,170
Total                                                               12,633,796

Computer software & services (6.2%)
Adobe Systems                                   91,772               3,602,969
Akamai Technologies                              8,039(b)               34,487
Ascential Software                               1,458(b)               27,017
ASK Jeeves                                      23,932(b)              416,417
At Road                                          7,178(b)               96,544
Autobytel                                        4,088(b)               38,918
Avid Technology                                  6,678(b)              352,866

See accompanying notes to investments in securities.

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10   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Computer software & services (cont.)
Avocent                                          3,762(b)             $113,951
CACI Intl Cl A                                     959(b)               41,093
Citrix Systems                                  83,391(b)            1,841,273
CNET Networks                                   17,665(b)              125,068
Cognizant Technology Solutions                   1,869(b)               68,162
Computer Associates Intl                       243,704               6,363,111
Computer Sciences                               21,645(b)              813,203
Comverse Technology                             94,134(b)            1,408,245
Digital River                                    3,192(b)               87,301
Dot Hill Systems                                 3,816(b)               51,783
Electronic Arts                                191,392(b)           17,652,083
Electronic Data Systems                        279,437               5,644,627
Enterasys Networks                              35,805(b)              143,220
Epicor Software                                 17,062(b)              152,534
eSpeed Cl A                                      2,297(b)               51,935
F5 Networks                                      1,689(b)               32,496
First Data                                     243,326               9,723,307
Foundry Networks                                 9,810(b)              211,013
Intuit                                          27,368(b)            1,320,232
j2 Global Communications                        11,160(b)              422,183
Keane                                            4,006(b)               51,197
Kronos                                           1,558(b)               82,434
Legato Systems                                  20,060(b)              224,873
Lexar Media                                     14,627(b)              249,244
LookSmart                                        9,893(b)               31,064
McDATA Cl A                                      4,822(b)               57,719
Mentor Graphics                                 11,251(b)              197,230
Mercury Interactive                             40,318(b)            1,830,840
MicroStrategy Cl A                               1,063(b)               48,909
Navigant Consulting                              5,577(b)               68,653
Oracle                                          74,889(b)              840,255
Packeteer                                        4,543(b)               54,743
Parametric Technology                           12,061(b)               37,630
Pegasystems                                      4,278(b)               31,229
PracticeWorks                                    3,772(b)               80,985
Priceline.com                                    3,153(b)               91,405
Progress Software                                2,072(b)               44,548
Retek                                            5,018(b)               33,872
RSA Security                                     7,243(b)              103,430
Sanchez Computer Associates                      9,332(b)               35,835
Sapient                                          8,375(b)               30,066
SeaChange Intl                                   4,030(b)               50,496
SM&A                                            10,345(b)              119,071
Sohu.com                                        17,347(b,c)            539,492
SupportSoft                                     12,141(b)              135,858
Take-Two Interactive Software                    2,092(b)               71,484
TriZetto Group                                   5,877(b)               39,376
Unisys                                          67,941(b)              919,242
United Online                                    5,167(b)              179,398
ValueClick                                      18,187(b)              152,953
VERITAS Software                               175,815(b)            5,520,591
Verso Technologies                              13,510(b)               50,663
Total                                                               62,840,823

Electronics (1.9%)
Aeroflex                                         5,720(b)               50,622
Altera                                         161,271(b)            3,048,021
American Power Conversion                       48,044                 823,474
Anaren                                           6,023(b)               76,853
Applied Materials                              150,564(b)            2,731,231
Belden                                           4,071                  71,120
ChipPAC Cl A                                     8,738(b)               51,467
Cirrus Logic                                    13,312(b)               73,615
Conexant Systems                                57,980(b)              328,167
Cree                                             6,596(b)              122,158
Dionex                                           1,503(b)               59,158
ESCO Technologies                                2,147(b)               97,195
General Cable                                   14,458(b)              115,086
Genesis Microchip                                3,655(b)               40,973
GlobespanVirata                                 18,149(b)              131,036
Integrated Electrical Services                   4,535(b)               31,292
KLA-Tencor                                      80,155(b)            4,119,966
LSI Logic                                       83,522(b)              750,863
MEMC Electronic Materials                        4,070(b)               44,404
Microsemi                                        6,925(b)              105,537
OmniVision Technologies                          3,988(b)              168,453
Photronics                                       2,124(b)               45,156
PMC-Sierra                                      71,410(b)              941,969
Rofin-Sinar Technologies                         2,208(b)               46,346
Sanmina-SCI                                    109,011(b)            1,057,407
Siliconix                                        1,937(b)               97,315
Symyx Technologies                               1,619(b)               34,873
Technitrol                                       5,587                 102,857
Trimble Navigation                               1,932(b)               44,726
Triumph Group                                    1,323(b)               39,425
Ultratech                                        3,311(b)               93,436
Varian Semiconductor
   Equipment Associates                          1,700(b)               63,665
Veeco Instruments                                2,336(b)               46,627
Vitesse Semiconductor                           32,387(b)              207,277
Xilinx                                          99,778(b)            2,844,671
Total                                                               18,706,441

Energy (4.2%)
Amerada Hess                                    77,042               3,859,804
Anadarko Petroleum                              22,677                 946,992
Apache                                          92,494               6,413,534
Ashland                                         38,140               1,252,899

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Energy (cont.)
Burlington Resources                            74,970              $3,613,554
Chesapeake Energy                                7,130                  76,861
ChevronTexaco                                   45,949               3,283,056
Comstock Resources                               3,744(b)               50,020
ConocoPhillips                                  71,387               3,908,438
Devon Energy                                    87,572               4,220,095
Kerr-McGee                                      22,755               1,015,783
Marathon Oil                                   151,875               4,328,438
Massey Energy                                    7,763                 103,248
NUI                                              3,751                  56,077
Occidental Petroleum                           226,707               7,986,888
Patina Oil & Gas                                 3,052                 110,604
Sunoco                                          20,199                 812,404
Swift Energy                                     4,108(b)               57,964
Tesoro Petroleum                                 7,944(b)               67,206
TransMontaigne                                  12,806(b)               76,324
Vintage Petroleum                                7,759                  84,418
Total                                                               42,324,607

Energy equipment & services (0.5%)
BJ Services                                     42,319(b)            1,446,040
Clayton Williams Energy                          1,894(b)               35,702
Energy Partners                                  5,205(b)               57,880
Evergreen Resources                              2,291(b)               61,857
Halliburton                                     90,952               2,205,586
Holly                                            4,118                 102,044
Nabors Inds                                     30,694(b,c)          1,143,658
Offshore Logistics                               4,712(b)               95,654
Universal Compression Holdings                   2,479(b)               53,348
Total                                                                5,201,769

Engineering & construction (0.1%)
Avatar Holdings                                  2,241(b)               71,667
Dominion Homes                                   2,984(b)               76,778
Dycom Inds                                       1,764(b)               35,968
Hovnanian Enterprises Cl A                       2,141(b)              137,817
Lyon (William) Homes                             2,552(b)              127,983
MasTec                                          11,172(b)              108,368
Perini                                           8,231(b)               56,465
Quanta Services                                  3,624(b)               29,970
URS                                              2,128(b)               41,283
Total                                                                  686,299

Environmental services (--%)
Tetra Tech                                       6,050(b)              120,456
Waste Connections                                  926(b)               32,493
Total                                                                  152,949

Finance companies (0.4%)
Accredited Home Lenders Holding                 28,686(b)              622,773
MGIC Investment                                 63,307               3,296,396
World Acceptance                                 3,811(b)               51,639
Total                                                                3,970,808

Financial services (3.5%)
American Capital Strategies                      2,158                  53,648
Bowne & Co                                       1,903                  28,450
Capital One Financial                           54,631               3,116,152
Charter Municipal
  Mtge Acceptance                                3,419                  62,841
CompuCredit                                      5,067(b)               88,673
Countrywide Financial                          100,481               7,865,653
Fannie Mae                                     165,707              11,632,632
Freddie Mac                                     33,641               1,761,106
Janus Capital Group                            117,684               1,644,045
Knight Trading Group                             5,738(b)               65,700
Local Financial                                  2,400(b)               42,936
Moody's                                         38,304               2,105,571
Providian Financial                            182,905(b)            2,156,450
SLM                                            109,152               4,252,562
WFS Financial                                    2,311(b)               85,576
Total                                                               34,961,995

Food (0.3%)
Del Monte Foods                                 12,653(b)              110,208
Flowers Foods                                    2,781                  63,407
General Mills                                   16,751                 788,470
Interstate Bakeries                              6,435                  96,525
Intl Multifoods                                  1,625(b)               37,944
Nash Finch                                       4,779                  74,075
Sara Lee                                        57,664               1,058,711
Smucker (JM)                                     2,433                 102,575
Sysco                                           34,141               1,116,751
Total                                                                3,448,666

Furniture & appliances (0.2%)
Select Comfort                                   2,128(b)               56,392
Stanley Furniture                                2,286                  69,746
Whirlpool                                       28,803               1,951,979
Total                                                                2,078,117

Health care products (10.2%)
Abbott Laboratories                             95,246               4,052,717
Advanced Neuromodulation
  Systems                                        1,171(b)               46,723
Aksys                                            3,492(b)               34,885
ALARIS Medical Systems                           3,393(b)               56,324
Align Technology                                 8,215(b)              102,770
Amgen                                          271,795(b)           17,549,802

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Health care products (cont.)
Amylin Pharmaceuticals                           2,892(b)              $81,670
Applera-Applied Biosystems Group                33,741                 752,762
AtheroGenics                                     5,050(b)               84,537
Atrix Laboratories                               1,873(b)               38,565
Boston Scientific                              154,237(b)            9,840,320
Bristol-Myers Squibb                           181,381               4,654,236
Cell Therapeutics                                2,545(b)               28,937
Chiron                                          22,196(b)            1,147,311
Ciphergen Biosystems                             4,502(b)               55,600
Conmed                                           2,299(b)               47,451
Cooper Companies                                 1,533                  62,470
D & K Healthcare Resources                       4,433                  62,328
Digene                                           3,414(b)              139,496
EPIX Medical                                     2,444(b)               41,597
eResearch Technology                            17,590(b)              612,660
Esperion Therapeutics                            6,372(b)              124,190
First Horizon Pharmaceutical                     7,209(b)               46,138
Forest Laboratories                             65,149(b)            3,351,916
Genzyme                                         96,041(b)            4,441,896
Guidant                                         23,929               1,121,074
IDEXX Laboratories                               2,740(b)              116,423
ImClone Systems                                  1,305(b)               50,530
Impax Laboratories                               4,326(b)               54,118
INAMED                                           3,616(b)              265,595
Indevus Pharmaceuticals                          9,779(b)               52,318
Integra Lifesciences Holdings                    1,306(b)               36,947
Interpore Intl                                   3,531(b)               54,236
Ligand Pharmaceuticals Cl B                      7,840(b)              101,058
Martek Biosciences                               4,676(b)              246,285
Medicines                                        2,951(b)               76,726
MedImmune                                      125,732(b)            4,150,413
Mentor                                           1,268                  28,910
Merck & Co                                     611,570              30,957,672
MGI Pharma                                      15,795(b)              620,112
MIM                                              4,634(b)               34,755
Onyx Pharmaceuticals                             4,866(b)              104,862
OSI Pharmaceuticals                              3,690(b)              119,814
PerkinElmer                                     75,709               1,159,105
Pfizer                                         187,487               5,695,855
Pharmaceutical Resources                         2,233(b)              152,335
PolyMedica                                       4,366                 115,699
Possis Medical                                   1,908(b)               29,765
Savient Pharmaceuticals                         14,756(b)               74,518
Schering-Plough                                 94,915               1,446,505
Sepracor                                         6,262(b)              172,455
Sola Intl                                        7,173(b)              114,768
St. Jude Medical                                50,839(b)            2,733,613
Stryker                                         35,146               2,646,845
Sybron Dental Specialists                        5,880(b)              147,412
Synovis Life Technologies                        1,617(b)               39,536
Thoratec                                         4,635(b)               78,749
VISX                                             4,822(b)               91,859
Watson Pharmaceuticals                          50,954(b)            2,124,272
West Pharmaceutical Services                     1,225                  38,355
Total                                                              102,510,795

Health care services (1.0%)
Aetna                                           22,987               1,402,897
AmerisourceBergen                               13,562                 733,026
Cardinal Health                                 19,449               1,135,627
Connetics                                        1,835(b)               33,140
Covance                                          4,378(b)               97,980
CryoLife                                         8,860(b)               54,578
Cyberonics                                         980(b)               30,243
Dynacq Intl                                      3,161                  57,182
Eclipsys                                         7,293(b)              116,615
Kindred Healthcare                              10,364(b)              388,132
Owens & Minor                                    2,397                  57,768
PacifiCare Health Systems                        3,748(b)              182,902
Pediatrix Medical Group                            848(b)               39,050
Province Healthcare                              2,784(b)               36,053
Select Medical                                   2,725(b)               78,480
Service Corp Intl                               28,714(b)              131,223
Specialty Laboratories                           2,876(b)               37,532
Stewart Enterprises Cl A                        14,586(b)               55,427
UnitedHealth Group                              83,657               4,209,620
US Oncology                                      9,742(b)               71,214
WellPoint Health Networks                       13,931(b)            1,073,801
Total                                                               10,022,490

Home building (1.2%)
Alexander & Baldwin                              1,483                  41,643
Beazer Homes USA                                 2,853(b)              240,793
Centex                                          40,418               3,147,754
KB Home                                         53,857               3,213,108
Meritage                                         2,252                 106,407
NVR                                                116(b)               54,114
Pulte Homes                                     69,251               4,709,760
Technical Olympic USA                            4,051(b)              111,403
WCI Communities                                 10,406(b)              171,699
Total                                                               11,796,681

Household products (0.7%)
Action Performance Companies                     2,992                  73,124
Avon Products                                   25,072               1,618,648
Boyds Collection                                 6,752(b)               30,452
Central Garden & Pet                             6,000(b)              156,720
Colgate-Palmolive                               51,355               2,870,232

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Household products (cont.)
Jarden                                           1,852(b)              $69,913
Kimberly-Clark                                  39,385               2,021,239
Libbey                                           2,300                  63,963
Nature's Sunshine Products                       2,648                  21,978
Nautilus Group                                   4,062                  51,262
Tupperware                                      11,543                 154,445
Total                                                                7,131,976

Industrial services (--%)
United Rentals                                  18,448(b)              296,828
UNOVA                                            7,474(b)              109,494
Watsco                                           1,560                  29,812
Total                                                                  436,134

Industrial transportation (0.3%)
Burlington Northern Santa Fe                    23,719                 684,768
Covenant Transport Cl A                          1,857(b)               34,169
FedEx                                           32,673               2,105,120
Hunt (JB) Transport Services                     3,083(b)               80,220
Interpool                                        6,498                 103,383
Kansas City Southern                             3,326(b)               36,819
Petroleum Helicopters                            1,234(b)               35,860
Ryder System                                     1,358                  39,817
Wabash Natl                                      4,053(b)               64,645
Yellow Corp                                      1,458(b)               43,565
Total                                                                3,228,366

Insurance (2.7%)
Allmerica Financial                              4,884                 116,288
Allstate                                       120,593               4,405,262
AmerUs Group                                       943                  32,062
Aon                                             99,648               2,077,661
CIGNA                                           46,725               2,086,271
CNA Surety                                       6,907                  69,415
Commerce Group                                   1,521                  57,737
EMC Insurance Group                              1,432                  25,132
First American                                   2,584                  64,342
Fremont General                                 33,251                 422,620
Great American Financial Resources               2,368                  34,289
Harleysville Group                               3,276                  76,364
Horace Mann Educators                            2,359                  34,229
Jefferson-Pilot                                 20,829                 924,391
LandAmerica Financial Group                      8,506                 389,915
Lincoln Natl                                    42,235               1,494,274
Loews                                           99,913               4,033,488
MBIA                                            14,919                 820,097
MetLife                                        185,904               5,214,607
Natl Western Life Insurance Cl A                   447(b)               61,400
NYMAGIC                                          2,620                  58,767
Ohio Casualty                                    6,042(b)               87,609
Phoenix Companies                               37,886                 437,583
PICO Holdings                                      859(b)               11,227
Presidential Life                                6,805                 102,960
Principal Financial Group                       23,694                 734,277
ProAssurance                                     7,207(b)              186,157
SAFECO                                          18,777                 662,077
Selective Insurance Group                        1,404                  41,783
Stewart Information Services                     3,472(b)               98,049
UICI                                            16,981(b)              212,942
UnumProvident                                  166,287               2,456,059
Total                                                               27,529,334

Investment companies (0.9%)
iShares MSCI Index Fund                         76,700               8,977,735

Leisure time & entertainment (0.2%)
Bally Total Fitness Holdings                    28,868(b)              249,708
Handleman                                       11,389                 192,246
K2                                               8,345(b)              123,923
Marvel Enterprises                               3,372(b)               75,027
Multimedia Games                                   792(b)               28,821
Steinway Musical Instruments                     2,454(b)               43,559
Topps                                            3,087                  30,098
Viacom Cl B                                     20,348                 779,329
Total                                                                1,522,711

Lodging & gaming (0.3%)
Alliance Gaming                                  1,592(b)               32,286
Ameristar Casinos                                2,185(b)               54,712
Aztar                                            3,840(b)               68,006
GTECH Holdings                                     762                  32,652
Hilton Hotels                                   92,181               1,495,175
Intl Game Technology                            36,404               1,024,773
Marcus                                           8,714                 132,976
Total                                                                2,840,580

Machinery (0.2%)
Blyth                                            8,374                 225,931
Clarcor                                          1,621                  63,219
Gardner Denver                                   2,505(b)               52,630
Global Power Equipment Group                    36,112(b)              190,310
Ingersoll-Rand Cl A                             16,153(c)              863,216
JLG Inds                                         7,633                  87,932
Lincoln Electric Holdings                        2,010                  44,642
Lydall                                           4,433(b)               53,240
Manitowoc                                        1,713                  37,155
MTS Systems                                      2,106                  32,053
NACCO Inds Cl A                                    679                  48,549
Regal Beloit                                     1,997                  40,739

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Machinery (cont.)
Tecumseh Products Cl A                           1,502                 $56,040
Terex                                            5,758(b)              106,696
Toro                                             2,816                 126,720
Total                                                                2,029,072

Media (3.5%)
aQuantive                                        7,449(b)               68,978
Cendant                                        428,694(b)            8,012,291
Consolidated Graphics                            1,853(b)               47,122
Donnelley (RH)                                   2,661(b)              107,531
DoubleClick                                      6,064(b)               65,309
eBay                                           215,530(b)           11,487,749
Gannett                                         25,208               1,955,132
Gartner Cl A                                     3,306(b)               36,432
Liberty                                          1,469                  61,625
Monster Worldwide                               23,952(b)              603,111
New York Times Cl A                             14,267                 620,044
Regent Communications                           16,106(b)               98,247
XM Satellite Radio Holdings Cl A                 3,392(b)               53,322
Yahoo!                                         335,108(b)           11,856,121
Total                                                               35,073,014

Metals (0.2%)
AMCOL Intl                                       5,368                  66,348
Carpenter Technology                             2,284                  48,969
Commercial Metals                                8,044                 147,768
Gibraltar Steel                                  3,629                  79,983
Maverick Tube                                    2,658(b)               41,252
Neoforma                                         2,046(b)               28,746
Phelps Dodge                                    18,934(b)              886,112
Quanex                                           2,230                  74,928
Schnitzer Steel Inds Cl A                        4,598                 138,078
Shaw Group                                      18,307(b)              192,407
Total                                                                1,704,591

Miscellaneous (--%)
Gevity HR                                        5,301                  77,819
Rollins                                          2,375                  42,370
Total                                                                  120,189

Multi-industry (2.9%)
Acuity Brands                                    1,718                  31,027
Ameron Intl                                      1,857                  61,300
Apollo Group Cl A                               67,732(b)            4,472,344
Applied Films                                    1,312(b)               39,006
Arbitron                                         2,613(b)               92,239
Corinthian Colleges                              1,273(b)               72,765
Cornell Companies                                1,983(b)               32,620
Corrections Corp of America                      3,191(b)               78,722
Eastman Kodak                                   84,592               1,771,356
Exult                                            5,638(b)               45,330
FTI Consulting                                   3,233(b)               56,093
General Electric                               278,142               8,291,413
Imation                                          1,211                  39,539
ITT Educational Services                         3,926(b)              188,134
Jacuzzi Brands                                  48,271(b)              299,280
NCO Group                                        1,894(b)               44,452
Pre-Paid Legal Services                         54,468(b)            1,275,641
Spherion                                         5,498(b)               38,266
Sylvan Learning Systems                          5,739(b)              156,560
TeleTech Holdings                               20,855(b)              132,429
Tyco Intl                                      589,359(c)           12,040,603
Woodward Governor                                1,744                  76,230
YORK Intl                                          850                  29,402
Total                                                               29,364,751

Paper & packaging (0.1%)
Greif Cl A                                       3,177                  82,602
Rock-Tenn Cl A                                   2,251                  32,820
Sealed Air                                      17,696(b)              835,782
Total                                                                  951,204

Precious metals (0.2%)
Newmont Mining                                  51,553               2,015,207

Real estate (--%)
Trammell Crow                                    2,983(b)               37,138

Real estate investment trust (0.7%)
Anthracite Capital                              36,708                 354,232
Anworth Mtge Asset                               4,531                  64,703
Apex Mtge Capital                               19,107                 102,605
Brandywine Realty Trust                          1,862                  47,835
Capstead Mtge                                   15,261                 189,694
CBL & Associates Properties                      1,516                  75,648
Chelsea Property Group                           2,872                 137,569
Commercial Net Lease Realty                      2,865                  48,791
Entertainment Properties Trust                   1,627                  48,810
Equity Office Properties Trust                  28,486                 784,220
Equity One                                       4,239                  72,063
Federal Realty Investment Trust                  2,422                  89,275
Glimcher Realty Trust                            1,668                  35,145
HRPT Properties Trust                            7,782                  71,127
Impac Mtge Holdings                             21,310                 345,009
Lexington Corporate
  Properties Trust                               3,418                  65,489
Macerich                                         1,882                  71,046
MFA Mtge Investments                            12,359                 117,658
Mid-America Apartment
  Communities                                   20,837                 628,861

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Real estate investment trust (cont.)
Mills Corp                                       1,384                 $54,460
Novastar Financial                               2,705                 155,456
Pan Pacific Retail Properties                    3,297                 141,771
Parkway Properties                                 890                  38,893
Realty Income                                      756                  29,975
Redwood Trust                                      916                  38,838
Senior Housing Properties Trust                  2,020                  29,108
Simon Property Group                            51,631               2,250,080
Starwood Hotels &
   Resorts Worldwide                            22,221                 773,291
Taubman Centers                                  2,119                  41,532
Thornburg Mtge                                   6,853                 173,586
U.S. Restaurant Properties                       1,969                  31,996
Ventas                                           3,144                  53,825
Total                                                                7,162,591

Restaurants (--%)
AFC Enterprises                                  4,784(b)               77,501
Dave & Buster's                                  5,313(b)               54,724
Jack in the Box                                  5,581(b)               99,341
Landry's Restaurants                             3,455                  71,173
Lone Star Steakhouse & Saloon                    2,033                  42,490
Ryan's Family Steak Houses                       4,916(b)               62,876
Total                                                                  408,105

Retail -- drugstores (--%)
Drugstore.com                                    6,974(b)               53,351

Retail -- general (3.7%)
7-Eleven                                         7,376(b)              101,272
Best Buy                                       161,030(b)            7,652,145
BJ's Wholesale Club                              3,846(b)               74,497
Bombay                                           8,589(b)               84,602
Cash America Intl                                2,541                  41,672
Charming Shoppes                                 5,488(b)               31,336
Christopher & Banks                              1,982                  47,291
Claire's Stores                                    983                  32,891
Department 56                                    8,391(b)              106,566
Dillard's Cl A                                  55,320                 773,374
Duane Reade                                      3,086(b)               49,222
Federated Dept Stores                           85,581               3,585,844
Finish Line Cl A                                 3,716(b)               97,731
Footstar                                        44,223(b)              298,947
Fred's                                           2,129                  70,172
Friedman's Cl A                                  7,442                 103,816
Group 1 Automotive                               4,344(b)              150,042
Haverty Furniture Companies                      4,085                  74,674
Home Depot                                     105,107               3,347,658
Hot Topic                                        2,553(b)               57,545
Limited Brands                                 274,989               4,146,833
Men's Wearhouse                                  2,307(b)               59,175
Movado Group                                     1,875                  41,063
NBTY                                             2,879(b)               67,225
Pacific Sunwear of California                    6,145(b)              126,956
Payless ShoeSource                               7,900(b)              102,226
Phillips-Van Heusen                              6,830                 102,518
REX Stores                                       3,196(b)               41,708
Sears, Roebuck & Co                            269,136              11,769,316
ShopKo Stores                                   12,473(b)              187,095
Sonic Automotive                                 2,577                  62,003
Sports Authority                                 1,525(b)               47,977
Staples                                         82,647(b)            1,962,866
Tiffany                                         20,840                 777,957
Toys "R" Us                                     68,930(b)              829,228
Tractor Supply                                   1,026(b)               33,663
United Auto Group                                2,197(b)               50,531
United Stationers                                3,019(b)              113,756
Total                                                               37,303,393

Retail -- grocery (0.7%)
Kroger                                         157,197(b)            2,809,110
Safeway                                        169,107(b)            3,879,315
SUPERVALU                                       28,662                 683,875
Total                                                                7,372,300

Telecom equipment & services (1.0%)
ADC Telecommunications                         286,712(b)              668,039
ADTRAN                                           1,914                 117,099
Aspect Communications                            6,792(b)               56,577
Comtech Telecommunications                       1,567(b)               37,467
Crown Castle Intl                               14,456(b)              136,031
Golden Telecom                                   2,067(b,c)             56,512
Inet Technologies                                3,056(b)               39,545
QUALCOMM                                       151,186               6,295,384
Scientific-Atlanta                              48,784               1,519,622
Sonus Networks                                  95,626(b)              662,688
SymmetriCom                                      4,570(b)               28,928
Tellabs                                         47,422(b)              321,995
ViaSat                                           1,839(b)               32,753
Total                                                                9,972,640

Textiles & apparel (--%)
Genesco                                          2,708(b)               43,490
Kellwood                                           947                  31,677
Oshkosh B'Gosh Cl A                              1,779                  45,756
Oxford Inds                                      1,168                  74,986
Vans                                             2,487(b)               27,108
Total                                                                  223,017

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                                          Shares             Value(a)

Utilities -- electric (4.0%)
American Electric Power                         49,580              $1,487,400
Avista                                           8,680                 135,234
Black Hills                                      5,810                 179,297
CenterPoint Energy                             279,806               2,565,821
Central Vermont Public Service                   1,377                  30,542
Cleco                                            5,604                  91,569
Constellation Energy Group                      77,820               2,784,400
DTE Energy                                      18,311                 675,493
Duke Energy                                     57,593               1,025,731
Duquesne Light Holdings                          5,926                  91,497
Edison Intl                                    158,107(b)            3,019,844
El Paso Electric                                 3,925(b)               45,334
Exelon                                          88,149               5,597,461
FirstEnergy                                     42,225               1,346,978
FPL Group                                       19,159               1,210,849
MGE Energy                                         960                  29,050
PG&E                                           331,412(b)            7,920,746
PNM Resources                                    5,571                 156,211
PPL                                             52,640               2,155,608
Public Service Enterprise Group                 83,460               3,505,320
Sierra Pacific Resources                         8,350(b)               40,498
TECO Energy                                    129,532               1,790,132
TXU                                             90,131               2,123,486
UIL Holdings                                     1,559                  54,549
Xcel Energy                                    176,065               2,723,726
Total                                                               40,786,776

Utilities -- natural gas (0.5%)
Atmos Energy                                     2,784                  66,649
Cascade Natural Gas                              1,645                  32,242
Energen                                          2,847                 103,004
New Jersey Resources                             1,668                  60,115
Plains Exploration & Production                  4,467(b)               55,703
SEMCO Energy                                    11,583                  53,282
Sempra Energy                                  139,519               4,096,279
Southwest Gas                                    1,899                  43,107
UGI                                              4,752                 137,475
Total                                                                4,647,856

Utilities -- telephone (2.0%)
AT&T                                           321,911               6,937,182
Cincinnati Bell                                 16,764(b)               85,329
Primus Telecommunications Group                 14,631(b)               98,759
SBC Communications                             360,213               8,014,739
Sprint (FON Group)                             341,172               5,151,697
Time Warner Telecom Cl A                         5,772(b)               53,449
WilTel Communications Group                     13,042                 208,411
Total                                                               20,549,566

Total common stocks
(Cost: $665,797,678)                                              $734,805,988

Preferred stocks (--%)

Issuer                                          Shares             Value(a)

CSC Holdings
 11.75% Cm Series H                              1,500                $156,750
Intermedia Communications
 13.50% Pay-in-kind Series B                        --(g)                    1
Pegasus Satellite
 12.75% Cm Series B                                  1                     613

Total preferred stocks
(Cost: $158,959)                                                      $157,364

Bonds (27.5%)

Issuer                       Coupon            Principal               Value(a)
                              rate              amount

Foreign government (0.9%)
Dominican Republic
   (U.S. Dollar)
       01-23-13               9.04%           $450,000(c,d)           $407,250
Federal Republic of Brazil
   (U.S. Dollar)
       04-15-10              12.00           1,000,000(c)            1,080,000
       01-15-20              12.75             650,000(c)              695,500
Federation of Russia
   (U.S. Dollar)
       03-31-30               5.00           1,000,000(c,d)            946,250
Republic of Bulgaria
   (U.S. Dollar)
       07-28-24               1.94             206,000(c,i)            199,820
Republic of Chile
   (U.S. Dollar)
       01-15-13               5.50             135,000(c)              140,400
Republic of Colombia
   (U.S. Dollar)
       04-23-09               9.75             250,000(c)              275,000
       01-15-13              10.75             750,000(c)              840,000
Republic of Costa Rica
   (U.S. Dollar)
       01-31-13               8.05             465,000(c,d)            498,713
Republic of El Salvador
   (U.S. Dollar)
       04-10-32               8.25             390,000(c,d)            374,400
Republic of Panama
   (U.S. Dollar)
       09-30-27               8.88             200,000(c)              206,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                Principal           Value(a)
                              rate                  amount

Foreign government (cont.)
Republic of Peru
   (U.S. Dollar)
       02-06-15               9.88%               $650,000(c)         $752,375
Republic of Turkey
   (U.S. Dollar)
       06-15-09              12.38                 280,000(c)          328,300
United Mexican States
   (U.S. Dollar)
       09-15-16              11.38               1,500,000(c)        2,160,750
Total                                                                8,904,758

U.S. government obligations & agencies (7.7%)
Federal Natl Mtge Assn
       05-15-08               6.00              10,000,000          11,278,659
U.S. Treasury
       12-31-04               1.75               5,350,000           5,390,960
       05-31-05               1.25               9,500,000           9,492,590
       07-31-05               1.50               2,500,000           2,505,763
       08-31-05               2.00               2,300,000           2,324,796
       11-15-05               5.88               4,300,000           4,690,526
       05-15-06               2.00               6,288,000           6,331,261
       08-15-06               2.38               3,200,000           3,244,374
       11-15-07               3.00               7,560,000           7,715,630
       09-15-08               3.13               8,600,000           8,719,592
       08-15-09               6.00               1,950,000           2,253,089
       08-15-13               4.25               4,655,000           4,770,630
       08-15-22               7.25               1,450,000           1,878,033
       08-15-23               6.25               4,000,000           4,676,092
       02-15-31               5.38               1,705,000           1,829,678
Total                                                               77,101,673

Mortgage-backed securities (5.9%)(j)
Federal Home Loan Mtge Corp
       12-01-30               5.50               1,871,928           1,918,483
       10-01-33               5.00               2,650,000(f)        2,649,173
Federal Natl Mtge Assn
       01-01-13               4.92               1,685,770           1,734,877
       06-01-13               4.85                 807,280             823,172
       08-01-16               6.00               1,477,594           1,542,367
       06-01-17               6.00                 799,271             834,337
       06-01-17               7.00               1,944,153           2,068,755
       08-01-17               6.50               3,818,137           4,034,021
       03-01-18               5.50               7,890,979           8,169,600
       08-01-18               4.50               1,886,508           1,905,889
       10-01-18               5.00               2,150,000(f)        2,202,406
       08-01-32               6.50               3,788,712           3,949,331
       08-01-32               7.00                 353,395             374,029
       09-01-32               6.50               2,584,191           2,693,745
       01-01-33               6.00               4,500,483           4,644,719
       01-01-33               7.00               2,180,968           2,307,165
       04-01-33               6.00               2,626,437           2,717,168
       05-01-33               6.00               2,984,135           3,087,224
       06-01-33               6.00               4,329,093           4,478,619
       07-01-33               5.50               3,191,993           3,262,335
       08-01-33               5.50               1,997,683           2,039,198
   Collateralized Mtge Obligation
       09-25-42               5.00                 670,000             690,476
       10-25-42               7.50                 898,614             985,387
Total                                                               59,112,476

Aerospace & defense (0.1%)
Alliant Techsystems
       05-15-11               8.50                 250,000             272,500
L-3 Communications
       06-15-12               7.63                 205,000             220,375
Lockheed Martin
       12-01-09               8.20                 200,000             247,609
Raytheon
       04-01-13               5.38                 510,000             525,481
TD Funding
   Sr Sub Nts
       07-15-11               8.38                 220,000(d)          235,950
Total                                                                1,501,915

Airlines (--%)
Northwest Airlines
       02-01-20               6.81                 167,200             136,771

Automotive & related (0.3%)
Advanced Accessory System
  Sr Nts
       06-15-11              10.75                  30,000(d)           32,400
DaimlerChrysler North America Holding
       06-04-08               4.05               1,705,000           1,691,172
Ford Motor
       10-01-28               6.63                 665,000             560,542
       02-01-29               6.38                 190,000             154,753
LDM Technologies
   Series B
       01-15-07              10.75                 100,000             100,000
RJ Tower
       06-01-13              12.00                  25,000(d)           25,375
Tenneco Automotive
       07-15-13              10.25                  70,000(d)           75,950
   Series B
       10-15-09              11.63                  25,000              24,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon              Principal             Value(a)
                              rate                amount

Automotive & related (cont.)
TRW Automotive
   Sr Nts
       02-15-13               9.38%             $185,000(d)           $208,125
Total                                                                2,872,942

Banks and savings & loans (1.3%)
AmSouth Bank NA
   Sub Nts
       04-01-13               4.85               830,000               843,687
Bank of America
   Sub Nts
       02-15-10               7.80             2,200,000             2,642,736
Bank United
       03-15-09               8.00             1,500,000             1,792,341
Banknorth Group
   Sr Nts
       05-01-08               3.75               380,000               384,906
Credit Suisse First Boston USA
       01-15-12               6.50             1,590,000             1,784,583
Fifth Third Bank
       08-15-08               3.38               210,000               211,993
US Bank Natl Assn Minnesota
       08-01-11               6.38             1,500,000             1,699,230
Wachovia
       08-15-08               3.50               450,000               453,951
Washington Mutual Bank
   Sub Nts
       06-15-11               6.88             1,600,000             1,833,513
Wells Fargo Bank NA
   Sub Nts
       02-01-11               6.45             1,000,000             1,139,930
Total                                                               12,786,870

Beverages & tobacco (0.2%)
Cott Beverages
       12-15-11               8.00               200,000               215,250
Diageo Capital
   (U.S. Dollar)
       11-19-07               3.50             1,500,000(c)          1,526,877
       03-20-08               3.38               340,000(c)            342,846
Hines Nurseries
   Sr Nts
       10-01-11              10.25                45,000(d)             47,025
Johnsondiversey Holdings
   (Zero coupon through 05-15-07,
   thereafter 10.67%)
       05-15-13              22.57               220,000(d,h)          152,900
RJ Reynolds Tobacco Holdings
       06-01-07               6.50                70,000                65,800
Total                                                                2,350,698

Broker dealers (0.5%)
Goldman Sachs Group
       01-15-11               6.88             1,420,000             1,632,781
LaBranche
   Sr Sub Nts
       03-02-07              12.00               100,000               113,000
Lehman Brothers Holdings
       08-07-08               3.50               520,000               521,076
Merrill Lynch
       11-15-07               4.00               750,000               775,877
Morgan Stanley
       04-15-11               6.75               830,000               948,289
       03-01-13               5.30               420,000               433,700
Morgan Stanley Capital 1
   Series 2003-T11 Cl A2
       06-13-41               4.34               850,000               875,614
Total                                                                5,300,337

Building materials & construction (--%)
Associated Materials
       04-15-12               9.75                50,000                52,750
Koppers
       10-15-13               9.88               130,000(d,f)          135,424
Nortek
   Sr Sub Nts Series B
       06-15-11               9.88               140,000               148,050
Total                                                                  336,224

Cable (0.4%)
Charter Communications Holdings LLC/Capital
   Sr Nts
       05-15-11              10.00               425,000               324,063
Comcast
       03-15-11               5.50             2,330,000             2,451,462
Comcast Cable Communications
       11-15-08               6.20               150,000               165,768
Cox Communications
       10-01-12               7.13               130,000               150,121
       06-01-13               4.63               150,000               145,239
CSC Holdings
   Sr Nts
       07-15-08               7.25                50,000                49,875

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon              Principal             Value(a)
                              rate                amount

Cable (cont.)
DirecTV Holdings/Finance
   Sr Nts
       03-15-13               8.38%             $100,000(d)           $112,750
Echostar
   Sr Nts
       10-01-08               5.75               110,000(d,f)          110,000
Lodgenet Entertainment
   Sr Sub Deb
       06-15-13               9.50                55,000                58,300
Mediacom LLC/Mediacom Capital
   Sr Nts
       01-15-13               9.50               155,000               146,863
Pegasus Satellite
   Sr Nts
       08-01-06              12.38                70,000                56,000
Rogers Cable
   (U.S. Dollar)
       06-15-13               6.25               195,000(c)            194,756
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
       12-31-05              13.00             4,072,921(c,e,g)        407,292
Total                                                                4,372,489

Cellular telecommunications (0.3%)
ACC Escrow
   Sr Nts
       08-01-11              10.00                80,000(d)             86,000
Alamosa Delaware
       02-01-11              12.50               100,000                96,500
American Tower
   Sr Nts
       02-01-09               9.38               125,000               127,500
AT&T Wireless Services
   Sr Nts
       03-01-11               7.88             1,080,000             1,257,175
Crown Castle Intl
   Sr Nts
       05-15-11               9.00                75,000                77,438
       08-01-11               9.38                90,000                96,075
Dobson Communications
   Sr Nts
       07-01-10              10.88               160,000               174,400
       10-01-13               8.88               120,000(d)            120,600
Nextel Communications
   Sr Nts
       02-01-11               9.50               300,000               331,500
       08-01-15               7.38                70,000                70,525
Triton PCS
       06-01-13               8.50               100,000               107,250
US Unwired
   Series B (Zero coupon through 11-01-04,
   thereafter 13.38%)
       11-01-09              15.55                75,000(h)             54,750
Western Wireless
   Sr Nts
       07-15-13               9.25               195,000(d)            198,900
Total                                                                2,798,613

Chemicals (0.2%)
Airgas
       10-01-11               9.13               125,000               138,750
Compass Minerals Group
       08-15-11              10.00               275,000               305,250
Dow Chemical
       02-01-11               6.13               650,000               694,191
Huntsman Intl LLC
   Sr Nts
       03-01-09               9.88                40,000(d)             42,000
IMC Global
   Sr Nts
       08-01-13              10.88               100,000(d)            103,500
Lyondell Chemical
       12-15-08               9.50                75,000                69,375
Noveon
   Series B
       02-28-11              11.00               125,000               141,250
Resolution Performance Products LLC/RPP Capital
   Sr Nts
       04-15-10               9.50                65,000                66,300
Rhodia
   (U.S. Dollar) Sr Nts
       06-01-10               7.63               105,000(c,d)          105,525
   (U.S. Dollar) Sr Sub Nts
       06-01-11               8.88                85,000(c,d)           83,300
Rockwood Specialties
   Sr Sub Nts
       05-15-11              10.63                45,000(d)             47,925
Sovereign Specialty Chemicals
       03-15-10              11.88                20,000                19,600
Total                                                                1,816,966

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon             Principal              Value(a)
                              rate               amount

Electronics (--%)
Flextronics Intl
   (U.S. Dollar) Sr Sub Nts
       05-15-13               6.50%            $300,000(c,d)          $297,750
Worldspan LP/WS Financing
   Sr Nts
       06-15-11               9.63               99,000(d)             103,703
Total                                                                  401,453

Energy (0.5%)
Amerada Hess
       08-15-11               6.65              650,000                712,000
Chesapeake Energy
       01-15-15               7.75              140,000                147,700
Conoco Funding
   (U.S. Dollar)
       10-15-11               6.35            2,630,000(c)           2,971,949
Devon Financing
       09-30-11               6.88              280,000                321,390
Gulfterra Energy Partner
   Sr Nts
       06-01-10               6.25              120,000(d)             118,800
Hilcorp Energy/Finance
   Sr Nts
       09-01-10              10.50              100,000(d)             106,000
Newfield Exploration
   Sr Sub Nts
       08-15-12               8.38              185,000                200,725
Petroliam Nasional Behrd
   (U.S. Dollar)
       08-15-15               7.75              200,000(c,d)           240,573
Tom Brown
       09-15-13               7.25              100,000                103,500
Westport Resources
       11-01-11               8.25              105,000                114,713
XTO Energy
   Sr Nts
       04-15-12               7.50               75,000                 83,438
       04-15-13               6.25               45,000                 46,463
Total                                                                5,167,251

Energy equipment & services (--%)
Grant Prideco Escrow
       12-15-09               9.00              100,000                107,750
Key Energy Services
   Series C
       03-01-08               8.38               50,000                 53,750
   Sr Nts
       05-01-13               6.38               50,000                 49,875
Offshore Logistics
       06-15-13               6.13               20,000                 19,100
Total                                                                  230,475

Finance companies (0.8%)
Citigroup
       01-18-11               6.50            1,040,000              1,188,373
   Sub Nts
       10-01-10               7.25            2,740,000              3,245,472
Ford Motor Credit
       10-01-13               7.00              220,000                221,505
GMAC
       09-15-11               6.88            2,380,000              2,470,447
Household Finance
       10-15-11               6.38              650,000                722,697
Total                                                                7,848,494

Financial services (0.9%)
Capital One Bank
   Sr Nts
       02-01-06               6.88              410,000                445,981
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
       03-10-10               3.10            1,300,000              1,299,443
Greenwich Capital Commercial Funding
   Series 2002-C1 Cl A4
       01-11-35               4.95            1,970,000              2,027,641
HSBC Holdings
   (U.S. Dollar) Sub Nts
       12-12-12               5.25            1,000,000(c)           1,041,494
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A2
       09-15-26               4.02            1,000,000              1,028,536
MBNA Credit Card Master Note Trust
   Series 2003-A1 Cl A1
       07-15-10               3.30              600,000                606,930
Metris Companies
       11-01-04              10.00               50,000                 39,000
Nissan Auto Receivables Owner Trust
   Series 2003-A Cl A4
       07-15-08               2.61              250,000                252,442
SLM
       03-17-08               3.63              840,000                850,920
TIAA Global Markets
       11-15-07               4.13            1,450,000(d)           1,510,047
       01-22-08               3.88              280,000(d)             288,417
Total                                                                9,390,851

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon             Principal              Value(a)
                              rate               amount

Food (0.5%)
B&G Foods
   Series D
       08-01-07               9.63%            $100,000               $102,500
Burns Philp Capital Property
   (U.S. Dollar)
       11-15-10               9.50               50,000(c,d)            52,250
       07-15-12               9.75              100,000(c,d)           100,000
   Sr Sub Nts
       02-15-11              10.75               75,000(c,d)            78,375
Cadbury Schweppes US Finance LLC
       10-01-13               5.13              270,000(d)             274,898
Chiquita Brands Intl
   Sr Nts
       03-15-09              10.56              225,000                248,063
Del Monte
   Series B
       05-15-11               9.25               75,000                 82,313
   Sr Sub Nts
       12-15-12               8.63              125,000(d)             136,250
General Mills
       02-15-12               6.00              750,000                822,014
Kellogg
   Series B
       04-01-11               6.60            1,130,000              1,286,222
Kraft Foods
       10-01-08               4.00              780,000                787,301
       11-01-11               5.63              505,000                534,224
Merisant
       07-15-13               9.50               80,000(d)              85,600
Total                                                                4,590,010

Health care products (--%)
Apogent Technologies
   Sr Sub Nts
       05-15-13               6.50               95,000(d)              97,375
Kinetic Concepts
   Sr Sub Nts
       05-15-13               7.38              125,000(d)             127,500
Total                                                                  224,875

Health care services (0.1%)
Ardent Health Services
   Sr Sub Nts
       08-15-13              10.00              140,000(d)             146,650
Fisher Scientific Intl
   Sr Sub Nts
       09-01-13               8.00              110,000(d)             116,325
Iasis Healthcare
       10-15-09              13.00               45,000                 50,513
Province Healthcare
   Sr Sub Nts
       06-01-13               7.50              185,000                184,074
Tenet Healthcare
   Sr Nts
       12-01-11               6.38               70,000                 67,025
       06-01-12               6.50               55,000                 52,663
Vanguard Health Systems
       08-01-11               9.75              100,000                106,500
Total                                                                  723,750

Home building (0.1%)
D.R. Horton
   Sr Nts
       05-01-13               6.88              100,000                100,500
Lyon (William) Homes
       04-01-13              10.75               75,000                 81,375
Meritage
   Sr Nts
       06-01-11               9.75              100,000(d)             109,250
Schuler Homes
       07-15-11              10.50              100,000                113,375
WCI Communities
       02-15-11              10.63               50,000                 54,750
       05-01-12               9.13              150,000                160,500
Total                                                                  619,750

Household products (--%)
Seminis Vegtable Seeds
   Sr Sub Nts
       10-01-13              10.25              110,000(d)             117,150

Industrial services (0.1%)
Alliance Laundry System
   Series B
       05-01-08               9.63               50,000                 50,750
Allied Waste North America
   Series B
       04-01-08               8.88              100,000                108,250
       01-01-09               7.88              330,000                342,374
   Sr Nts
       04-15-13               7.88              105,000                109,988
Interline Brands
   Sr Sub Nts
       05-15-11              11.50               75,000(d)              80,250

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                    Principal       Value(a)
                              rate                      amount

Industrial services (cont.)
Motors & Gears
   Sr Nts Series D
       11-15-06              10.75%                    $90,000         $68,400
Natl Waterworks
   Series B
       12-01-12              10.50                     105,000         114,713
United Rentals
   Series B
       04-01-09               9.00                     100,000         103,500
Total                                                                  978,225

Industrial transportation (0.4%)
Burlington North Santa Fe
       12-15-05               6.38                     120,000         131,478
Canadian Natl Railways
   (U.S. Dollar)
       10-15-11               6.38                     970,000(c)    1,092,156
CSX
       11-01-09               4.88                   1,000,000       1,038,110
Interpool
       08-01-07               7.35                     100,000          97,500
Union Pacific
       01-15-11               6.65                   1,500,000       1,707,507
Total                                                                4,066,751

Insurance (0.4%)
Allstate
   Sr Nts
       02-15-12               6.13                     230,000         252,079
ASIF Global Financing
       01-17-13               4.90                   1,270,000(d)    1,289,495
Berkshire Hathaway
       10-15-13               4.63                     620,000(d,f)    618,022
MassMutual Global Funding II
       07-15-08               2.55                     640,000(d)      618,435
Met Life Global Funding I
       06-19-08               2.60                     780,000(d)      752,294
New York Life Global Funding
       09-15-13               5.38                     660,000(d)      691,139
Pacific Life
       09-15-33               6.60                     170,000(d)      180,465
Total                                                                4,401,929

Leisure time & entertainment (0.3%)
Majestic Star Casino LLC
       10-15-10               9.50                      40,000(d,f)     41,100
Time Warner
       05-01-12               6.88                     815,000         914,453
       05-01-32               7.70                     725,000         832,364
Viacom
       05-15-11               6.63                   1,450,000       1,658,341
Total                                                                3,446,258

Lodging & gaming (0.2%)
Choctaw Resort Development Enterprises
   Sr Nts
       04-01-09               9.25                     140,000         151,900
Coast Hotels & Casino
       04-01-09               9.50                     200,000         213,499
Extended Stay America
   Sr Sub Nts
       06-15-11               9.88                     150,000         165,563
Hammons (John Q) Hotels
   1st Mtge Series B
       05-15-12               8.88                     105,000         113,663
Hilton Hotels
       12-01-12               7.63                     160,000         176,000
HMH Properties
   Series B
       08-01-08               7.88                     100,000         102,750
MGM Mirage
       02-06-08               6.88                      50,000          52,813
   Sr Nts
       10-01-09               6.00                     100,000         100,375
Mohegan Tribal Gaming
   Sr Sub Nts
       04-01-12               8.00                     250,000         269,999
Park Place Entertainment
   Sr Sub Nts
       05-15-11               8.13                     150,000         161,625
Prime Hospitality
   Sr Sub Nts Series B
       05-01-12               8.38                     125,000         123,125
RFS Partnership LP
       03-01-12               9.75                     150,000         156,000
Venetian Casino/LV Sands
       06-15-10              11.00                     100,000         114,000
Wheeling Island Gaming
       12-15-09              10.13                     115,000         119,744
Wynn Las Vegas LLC
   2nd Mtge
       11-01-10              12.00                      90,000         102,600
Total                                                                2,123,656

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                    Principal       Value(a)
                              rate                      amount

Machinery (--%)
Columbus McKinnon
       08-01-10              10.00%                   $105,000(d)     $110,513
Joy Global
   Series B
       03-15-12               8.75                     125,000         137,812
Total                                                                  248,325

Media (0.3%)
American Media Operation
   Series B
       05-01-09              10.25                     150,000         160,313
CanWest Media
   (U.S. Dollar) Series B
       04-15-13               7.63                     150,000(c)      160,500
   (U.S. Dollar) Sr Sub Nts
       05-15-11              10.63                      50,000(c)       56,750
CBD Media/Finance
   Sr Sub Nts
       06-01-11               8.63                     200,000(d)      210,500
Cinemark USA
   Sr Sub Nts Series B
       08-01-08               8.50                     250,000         259,374
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
       03-01-12               8.75                     125,000(c)      136,250
Dex Media East LLC/Finance
       11-15-09               9.88                     200,000         226,499
Dex Media West/Finance
   Sr Nts
       08-15-10               8.50                     115,000(d)      124,200
   Sr Sub Nts
       08-15-13               9.88                     200,000(d)      224,250
Hollinger Intl Publishing
   Sr Nts
       12-15-10               9.00                      70,000          73,763
Morris Publishing
   Sr Sub Nts
       08-01-13               7.00                      85,000(d)       85,956
Nexstar Finance LLC
       04-01-08              12.00                     200,000         224,000
Quebecor Media
   (U.S. Dollar) Sr Nts
       07-15-11              11.13                     140,000(c)      159,600
Radio One
   Series B
       07-01-11               8.88                     105,000         114,188
Sinclair Broadcast Group
       12-15-11               8.75                      30,000          32,625
       03-15-12               8.00                     180,000         189,900
Sun Media
   (U.S. Dollar)
       02-15-13               7.63                     195,000(c)      204,750
Susquehanna Media
   Sr Sub Nts
       04-15-13               7.38                      50,000          51,750
Von Hoffman
       03-15-09              10.25                      95,000         101,413
Total                                                                2,796,581

Metals (0.1%)
Euramax Intl
   Sr Sub Nts
       08-15-11               8.50                     100,000(d)      103,500
Jorgensen Earle M.
       06-01-12               9.75                     175,000         186,375
Peabody Energy
   Series B
       03-15-13               6.88                     140,000         145,950
United States Steel
   Sr Nts
       05-15-10               9.75                     100,000         102,500
United States Steel LLC
   Sr Nts
       08-01-08              10.75                      50,000          53,250
Total                                                                  591,575

Multi-industry (0.4%)
Corrections Corp of America
   Sr Nts
       05-01-11               7.50                      80,000(d)       82,400
General Electric
       02-01-13               5.00                   2,940,000       3,014,000
SPX
   Sr Nts
       06-15-11               6.25                     300,000         297,750
Tyco Intl Group
   (U.S. Dollar)
       02-15-11               6.75                     250,000(c)      263,750
Vivendi Universal
   (U.S. Dollar) Sr Nts
       07-15-08               6.25                     160,000(c,d)    165,200
Total                                                                3,823,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
24   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                    Principal       Value(a)
                              rate                      amount

Paper & packaging (0.6%)
Abitibi-Consolidated
   (U.S. Dollar)
       08-01-10               8.55%                   $250,000(c)     $272,973
Cascades
   (U.S. Dollar) Sr Nts
       02-15-13               7.25                     235,000(c,d)    239,700
Crown Euro Holdings
   (U.S. Dollar)
       03-01-13              10.88                     200,000(c,d)    220,000
Crown Paper
   Sr Sub Nts
       09-01-05              11.00                     705,000(b)           71
Domtar
   (U.S. Dollar)
       10-15-11               7.88                     103,000(c)      122,768
Georgia Pacific
       02-01-10               8.88                     195,000         213,525
Graphic Packaging Intl
   Sr Nts
       08-15-11               8.50                     150,000(d)      162,750
Intl Paper
       07-08-05               8.13                   1,500,000       1,656,345
JSG Funding
   (U.S. Dollar) Sr Nts
       10-01-12               9.63                     115,000(c)      125,925
Norampac
   (U.S. Dollar) Sr Nts
       06-01-13               6.75                     150,000(c,d)    153,000
Owens-Brockway Glass
       05-15-11               7.75                     125,000         127,500
       11-15-12               8.75                     120,000         128,700
Stone Container
   Sr Nts
       02-01-08               9.25                     100,000         108,250
       07-01-12               8.38                     130,000         135,850
Weyerhaeuser
       03-15-07               6.13                   1,780,000       1,953,857
       03-15-12               6.75                     180,000         200,248
Total                                                                5,821,462

Restaurants (--%)
Domino's
   Sr Sub Nts
       07-01-11               8.25                     215,000(d)      228,438

Retail -- drugstores (--%)
Rite Aid
       12-15-08               6.13                      25,000(d)       23,250
       02-15-11               9.50                      25,000          27,875
Total                                                                   51,125

Retail -- general (0.5%)
Finlay Enterprises
       05-01-08               9.00                     125,000         124,219
PCA LLC/PCA Finance
   Sr Nts
       08-01-09              11.88                     160,000         174,400
Sonic Automotive
   Sr Sub Nts
       08-15-13               8.63                     100,000(d)      106,500
United Auto Group
       03-15-12               9.63                     100,000         109,250
Wal-Mart CRAVE 401
       07-17-06               7.00                   3,774,302(d)    4,097,571
William Carter
   Series B
       08-15-11              10.88                     200,000         223,000
Total                                                                4,834,940

Retail -- grocery (0.2%)
Kroger
   Sr Nts
       07-15-06               8.15                   1,750,000       1,998,651

Telecom equipment & services (0.5%)
Cincinnati Bell
       07-15-13               7.25                     150,000(d)      151,613
Fairpoint Communications
   Sr Nts
       03-01-10              11.88                      40,000          45,600
   Sr Sub Nts
       05-01-10              12.50                      40,000          42,600
   Sr Sub Nts Series B
       05-01-08               9.50                      50,000          48,500
NATG Holdings LLC/Orius Capital
   Series B
       02-01-10              12.75                     215,000(b)          430
Qwest
       11-01-04               7.20                     200,000         205,500
       03-15-12               8.88                     200,000(d)      221,000
Qwest Services
       12-15-10              13.50                     225,000(d)      262,125
Sprint Capital
       03-15-12               8.38                     600,000         707,747

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
25   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                    Principal       Value(a)
                              rate                      amount

Telecom equipment & services (cont.)
Telus
   (U.S. Dollar)
       06-01-07               7.50%                   $790,000(c)     $888,336
Verizon Maryland
   Series A
       03-01-12               6.13                     650,000         716,557
Vodafone Group
   (U.S. Dollar)
       02-15-05               7.63                   2,000,000(c)    2,154,840
Total                                                                5,444,848

Textiles & apparel (--%)
Perry Ellis Intl
   Sr Sub Nts
       09-15-13               8.88                      45,000(d)       45,900

Utilities -- electric (1.5%)
AES
       05-15-13               8.75                     185,000(d)      194,250
American Electric Power
   Sr Nts
       06-01-15               5.25                     380,000         372,192
Aquila
   Sr Nts
       11-15-09               7.63                      50,000          46,750
Carolina Power & Light
   1st Mtge
       09-15-13               5.13                     530,000         543,058
Cincinnati Gas & Electric
       09-15-12               5.70                     200,000         214,118
CMS Energy
   Sr Nts
       07-15-08               8.90                      75,000          77,625
       08-01-10               7.75                     105,000(d)      104,213
Columbus Southern Power
   Sr Nts
       03-01-13               5.50                     300,000(d)      312,509
Commonwealth Edison
       02-01-08               3.70                     450,000         457,331
Consolidated Natural Gas
   Sr Nts
       04-15-11               6.85                     200,000         226,424
Consumers Energy
   1st Mtge
       04-15-08               4.25                   1,920,000(d)    1,944,287
Dayton Power & Light
   1st Mtge
       10-01-13               5.13                     460,000(d)      464,720
Dominion Resources
   Sr Nts Series B
       06-30-12               6.25                   1,500,000       1,637,992
   Sr Nts Series F
       08-01-33               5.25                     140,000         140,112
DPL
   Sr Nts
       09-01-11               6.88                      70,000          72,190
Duke Energy
       01-15-12               6.25                   1,110,000       1,207,770
   1st Mtge
       03-05-08               3.75                     940,000         960,276
Exelon
   Sr Nts
       05-01-11               6.75                     180,000         203,371
FirstEnergy
   Series A
       11-15-06               5.50                   2,000,000       2,067,399
Florida Power
   1st Mtge
       03-01-13               4.80                     730,000         735,840
FPL Group Capital
       04-11-06               3.25                     250,000         254,735
Indianapolis Power & Light
       07-01-13               6.30                     220,000(d)      227,214
IPALCO Enterprises
       11-14-11               8.63                     200,000         217,000
Northern States Power - Minnesota
   1st Mtge Series B
       08-28-12               8.00                     510,000         627,639
Ohio Power
   Sr Nts
       02-15-13               5.50                      90,000(d)       93,737
PG&E
       07-15-08               6.88                      75,000(d)       79,364
PSI Energy
   Sr Nts
       09-15-13               5.00                     110,000         111,175
Public Service Co of Colorado
       10-01-08               4.38                     550,000         570,521
Southern Star Central
       08-01-10               8.50                     200,000(d)      212,000
Tampa Electric
       08-15-07               5.38                     110,000         115,882
       08-15-12               6.38                     100,000         106,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Issuer                       Coupon                    Principal       Value(a)
                              rate                      amount

Utilities -- electric (cont.)
Teco Energy
   Sr Nts
       06-15-10               7.50%                    $45,000         $45,563
Total                                                               14,643,757

Utilities -- natural gas (0.4%)
ANR Pipeline
       03-15-10               8.88                     230,000         246,100
Barrett Resources
   Sr Nts
       02-01-07               7.55                     200,000         203,500
Columbia Energy Group
   Series E
       11-28-10               7.32                   2,043,000       2,228,267
Dynegy Holdings
       07-15-10               9.88                     195,000(d)      203,775
El Paso Production Holding
       06-01-13               7.75                     185,000(d)      176,675
Northwest Pipeline
       03-01-10               8.13                      35,000          37,975
Panhandle Eastern Pipeline
       08-15-08               4.80                     220,000(d)      227,291
Sonat
       07-15-11               7.63                     390,000         321,750
Southern Natural Gas
       03-15-10               8.88                     140,000         149,800
Transcontinental Gas Pipeline
   Series B
       08-15-11               7.00                     220,000         225,775
Williams Companies
       03-15-04               9.25                      50,000          51,000
       03-15-12               8.13                     200,000         208,000
   Sr Nts
       06-01-10               8.63                      25,000          26,500
Total                                                                4,306,408

Utilities -- telephone (0.8%)
AT&T
   Sr Nts
       11-15-06               7.00                   1,000,000(i)    1,126,778
British Telecom
   (U.S. Dollar)
       12-15-10               8.38                   1,260,000(c)    1,550,334
Citizens Communications
       05-15-06               8.50                     470,000         539,352
Deutsche Telekom Intl Finance
   (U.S. Dollar)
       06-15-10               8.50                     305,000(c)      373,083
       07-22-13               5.25                     630,000(c)      639,437
France Telecom
   (U.S. Dollar)
       03-01-11               9.00                      40,000(c)       48,861
       03-01-31               9.75                     170,000(c)      226,973
SBC Communications
       03-15-11               6.25                     470,000         525,027
Verizon Global Funding
       06-15-32               7.75                     500,000         604,245
Verizon New England
   Sr Nts
       09-15-11               6.50                   1,080,000       1,214,298
Verizon Pennsylvania Cl A
       11-15-11               5.65                   1,210,000       1,291,530
Total                                                                8,139,918

Total bonds
(Cost: $275,444,279)                                              $276,698,638

Short-term securities (3.2%)

Issuer                     Annualized                   Amount         Value(a)
                          yield on date               payable at
                           of purchase                 maturity

U.S. government agency (2.9%)
Federal Natl Mtge Assn Disc Nts
       10-01-03               0.98%                 $6,200,000      $6,199,830
       10-29-03               1.06                  13,300,000      13,289,789
       11-26-03               1.07                  10,000,000       9,984,339
Total                                                               29,473,958

Commercial paper (0.3%)
Abbey Natl North America LLC
       10-01-03               1.13                   3,100,000       3,099,903

Total short-term securities
(Cost: $32,572,390)                                                $32,573,861

Total investments in securities
(Cost: $973,973,306)(k)                                         $1,044,235,851

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Sept. 30, 2003, the value of foreign securities represented 4.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Sept. 30, 2003, is as follows:

     Security                                               Acquisition                   Cost
                                                                dates
     Veninfotel
       (U.S. Dollar) 13.00% Cv Pay-in-kind 2005       05-01-02 thru 09-04-03           $3,527,808

(f) At Sept. 30, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,592,115.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2003.

(j) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k) At Sept. 30, 2003, the cost of securities for federal income tax purposes was $980,495,226 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 85,535,533
     Unrealized depreciation                                      (21,794,908)
                                                                  -----------
     Net unrealized appreciation                                   63,740,625
                                                                   ----------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

Sept. 30, 2003
Assets
Investments in securities, at value (Note 1)*
   (identified cost $973,973,306)                                           $1,044,235,851
Cash in bank on demand deposit                                                     187,860
Foreign currency holdings (identified cost $39) (Note 1)                                40
Dividends and accrued interest receivable                                        4,284,682
Receivable for investment securities sold                                       39,731,061
                                                                                ----------
Total assets                                                                 1,088,439,494
                                                                             -------------
Liabilities
Payable for investment securities purchased                                     57,729,273
Payable upon return of securities loaned (Note 4)                               23,777,500
Accrued investment management services fee                                          14,329
Other accrued expenses                                                              59,009
                                                                                    ------
Total liabilities                                                               81,580,111
                                                                                ----------
Net assets                                                                  $1,006,859,383
                                                                            ==============
* Including securities on loan, at value (Note 4)                           $   23,117,230
                                                                            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Statement of operations
Total Return Portfolio

Year ended Sept. 30, 2003
Investment income
Income:
Dividends                                                                    $  13,968,842
Interest                                                                        15,498,317
Fee income from securities lending (Note 4)                                         81,154
                                                                                    ------
Total income                                                                    29,548,313
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                               5,083,754
Compensation of board members                                                       11,083
Custodian fees                                                                     135,730
Audit fees                                                                          33,000
Other                                                                               27,962
                                                                                    ------
Total expenses                                                                   5,291,529
   Earnings credits on cash balances (Note 2)                                         (350)
                                                                                      ----
Total net expenses                                                               5,291,179
                                                                                 ---------
Investment income (loss) -- net                                                 24,257,134
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                              (95,156,858)
   Foreign currency transactions                                                   (33,299)
   Futures contracts                                                           (13,367,915)
                                                                               -----------
Net realized gain (loss) on investments                                       (108,558,072)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          244,344,481
                                                                               -----------
Net gain (loss) on investments and foreign currencies                          135,786,409
                                                                               -----------
Net increase (decrease) in net assets resulting from operations              $ 160,043,543
                                                                             =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
Total Return Portfolio

Year ended Sept. 30,                                                             2003                 2002
Operations
Investment income (loss) -- net                                            $   24,257,134       $   31,265,313
Net realized gain (loss) on investments                                      (108,558,072)         (72,077,507)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         244,344,481          (77,901,584)
                                                                              -----------          -----------
Net increase (decrease) in net assets resulting from operations               160,043,543         (118,713,778)
                                                                              -----------         ------------
Proceeds from contributions                                                    17,839,726            9,853,010
Fair value of withdrawals                                                    (164,658,364)        (250,442,474)
                                                                             ------------         ------------
Net contributions (withdrawals) from partners                                (146,818,638)        (240,589,464)
                                                                             ------------         ------------
Total increase (decrease) in net assets                                        13,224,905         (359,303,242)
Net assets at beginning of year                                               993,634,478        1,352,937,720
                                                                              -----------        -------------
Net assets at end of year                                                  $1,006,859,383       $  993,634,478
                                                                           ==============       ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

Total Return Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
32   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Sept. 30, 2003, foreign currency holdings were entirely comprised of Taiwan Dollars.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Sept. 30, 2003, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Sept. 30, 2003 was $407,292 representing 0.04% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

--------------------------------------------------------------------------------
33   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Sept. 30, 2003, the Portfolio has entered into outstanding when-issued securities of $5,592,115.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Funds Index. Prior to Dec. 1, 2002, the maximum adjustment was 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications began Dec. 1, 2002. The adjustment decreased the fee by $95,353 for the year ended Sept. 30, 2003.

--------------------------------------------------------------------------------
34   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of American Express mutual funds, and are marked-to-market accordingly. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

During the year ended Sept. 30, 2003, the Portfolio's custodian fees were reduced by $350 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,878,658,642 and $1,870,075,103, respectively, for the year ended Sept. 30, 2003. For the same period, the portfolio turnover rate was 196%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Sept. 30, 2003, securities valued at $23,117,230 were on loan to brokers. For collateral, the Portfolio received $23,777,500 in cash. Income from securities lending amounted to $81,154 for the year ended Sept. 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
35   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS

GROWTH AND INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Total Return Portfolio (a series of Growth and Income Trust) as of September 30, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 2003. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of September 30, 2003, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

November 14, 2003

--------------------------------------------------------------------------------
36   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

Sept. 30, 2003
Assets
Investment in Portfolio (Note 1)                                                                           $1,006,773,062
Capital shares receivable                                                                                          75,820
                                                                                                                   ------
Total assets                                                                                                1,006,848,882
                                                                                                            -------------
Liabilities
Capital shares payable                                                                                            193,732
Accrued distribution fee                                                                                            9,053
Accrued service fee                                                                                                    17
Accrued transfer agency fee                                                                                         3,970
Accrued administrative services fee                                                                                 1,036
Other accrued expenses                                                                                            106,754
                                                                                                                  -------
Total liabilities                                                                                                 314,562
                                                                                                                  -------
Net assets applicable to outstanding capital stock                                                         $1,006,534,320
                                                                                                           ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                   $    1,277,536
Additional paid-in capital                                                                                  1,263,108,546
Undistributed net investment income                                                                               580,898
Accumulated net realized gain (loss) (Note 5)                                                                (328,719,208)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                          70,286,548
                                                                                                               ----------
Total -- representing net assets applicable to outstanding capital stock                                   $1,006,534,320
                                                                                                           ==============
Net assets applicable to outstanding shares:               Class A                                         $  894,890,036
                                                           Class B                                         $  102,738,539
                                                           Class C                                         $    2,638,260
                                                           Class Y                                         $    6,267,485
Net asset value per share of outstanding capital stock:    Class A shares        113,495,306               $         7.88
                                                           Class B shares         13,125,848               $         7.83
                                                           Class C shares            337,462               $         7.82
                                                           Class Y shares            794,997               $         7.88
                                                                                     -------               --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Managed Allocation Fund

Year ended Sept. 30, 2003
Investment income
Income:
Dividends                                                                    $  13,967,716
Interest                                                                        15,499,405
Fee income from securities lending                                                  81,147
                                                                                    ------
Total income                                                                    29,548,268
                                                                                ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                5,290,753
Distribution fee
   Class A                                                                       2,197,715
   Class B                                                                       1,134,177
   Class C                                                                          17,071
Transfer agency fee                                                              1,605,694
Incremental transfer agency fee
   Class A                                                                         153,928
   Class B                                                                          45,803
   Class C                                                                           1,062
Service fee -- Class Y                                                               6,714
Administrative services fees and expenses                                          381,033
Compensation of board members                                                        8,708
Printing and postage                                                               208,796
Registration fees                                                                   58,828
Audit fees                                                                          11,000
Other                                                                               18,451
                                                                                    ------
Total expenses                                                                  11,139,733
   Earnings credits on cash balances (Note 2)                                      (15,052)
                                                                                   -------
Total net expenses                                                              11,124,681
                                                                                ----------
Investment income (loss) -- net                                                 18,423,587
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                       (95,150,530)
   Foreign currency transactions                                                   (33,299)
   Futures contracts                                                           (13,366,887)
                                                                               -----------
Net realized gain (loss) on investments                                       (108,550,716)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          244,326,286
                                                                               -----------
Net gain (loss) on investments and foreign currencies                          135,775,570
                                                                               -----------
Net increase (decrease) in net assets resulting from operations              $ 154,199,157
                                                                             =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Managed Allocation Fund

Year ended Sept. 30,                                                               2003                2002
Operations and distributions
Investment income (loss) -- net                                            $   18,423,587       $   24,121,798
Net realized gain (loss) on investments                                      (108,550,716)         (72,072,811)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         244,326,286          (77,895,007)
                                                                              -----------          -----------
Net increase (decrease) in net assets resulting from operations               154,199,157         (125,846,020)
                                                                              -----------         ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                  (16,308,348)         (22,423,505)
     Class B                                                                   (1,291,693)          (1,912,854)
     Class C                                                                      (21,798)             (14,736)
     Class Y                                                                     (137,597)            (203,542)
                                                                                 --------             --------
Total distributions                                                           (17,759,436)         (24,554,637)
                                                                              -----------          -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                     56,806,635           34,989,691
   Class B shares                                                              19,410,024           17,760,245
   Class C shares                                                               1,713,645              841,512
   Class Y shares                                                                 443,369              793,343
Reinvestment of distributions at net asset value
   Class A shares                                                              16,046,503           22,062,657
   Class B shares                                                               1,269,629            1,883,298
   Class C shares                                                                  21,475               14,539
   Class Y shares                                                                 137,597              203,542
Payments for redemptions
   Class A shares                                                            (165,636,292)        (243,091,147)
   Class B shares (Note 2)                                                    (50,768,275)         (41,217,514)
   Class C shares (Note 2)                                                       (468,374)            (201,354)
   Class Y shares                                                              (2,152,193)          (3,045,643)
                                                                               ----------           ----------
Increase (decrease) in net assets from capital share transactions            (123,176,257)        (209,006,831)
                                                                             ------------         ------------
Total increase (decrease) in net assets                                        13,263,464         (359,407,488)
Net assets at beginning of year                                               993,270,856        1,352,678,344
                                                                              -----------        -------------
Net assets at end of year                                                  $1,006,534,320       $  993,270,856
                                                                           ==============       ==============
Undistributed net investment income                                        $      580,898       $        4,676
                                                                           --------------       --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
39   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Managed Allocation Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio

The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Sept. 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
40   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $87,929 and accumulated net realized loss has been decreased by $87,929.

The tax character of distributions paid for the years indicated is as follows:

Year ended Sept. 30,                          2003             2002
Class A
Distributions paid from:
      Ordinary income                     $16,308,348       $22,423,505
      Long-term capital gain                       --                --
Class B
Distributions paid from:
      Ordinary income                       1,291,693         1,912,854
      Long-term capital gain                       --                --
Class C
Distributions paid from:
      Ordinary income                          21,798            14,736
      Long-term capital gain                       --                --
Class Y
Distributions paid from:
      Ordinary income                         137,597           203,542
      Long-term capital gain                       --                --

As of Sept. 30, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                             $     571,829
Accumulated long-term gain (loss)                         $(322,188,778)
Unrealized appreciation (depreciation)                    $  63,765,187

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
41   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of American Express mutual funds, and are marked-to-market accordingly. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is not being charged to the Fund until a new transfer agency system is installed.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B, $19.50 for Class C and $17 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
42   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $769,795 for Class A, $76,611 for Class B and $788 for Class C for the year ended Sept. 30, 2003.

During the year ended Sept. 30, 2003, the Fund's transfer agency fees were reduced by $15,052 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                          Year ended Sept. 30, 2003
                                            Class A        Class B       Class C       Class Y
Sold                                      7,449,268      2,620,236       229,571        60,409
Issued for reinvested distributions       2,121,635        169,718         2,830        18,225
Redeemed                                (22,399,664)    (6,739,021)      (63,543)     (288,957)
                                        -----------     ----------       -------      --------
Net increase (decrease)                 (12,828,761)    (3,949,067)      168,858      (210,323)
                                        -----------     ----------       -------      --------

                                                          Year ended Sept. 30, 2002
                                            Class A        Class B       Class C       Class Y
Sold                                      4,318,343      2,200,288       104,411        96,971
Issued for reinvested distributions       2,764,626        237,001         1,859        25,426
Redeemed                                (30,186,488)    (5,207,514)      (26,129)     (366,842)
                                        -----------     ----------       -------      --------
Net increase (decrease)                 (23,103,519)    (2,770,225)       80,141      (244,445)
                                        -----------     ----------        ------      --------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Sept. 30, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $322,188,778 as of Sept. 30, 2003 that will expire in 2009 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
43   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                               2003      2002          2001       2000     1999
Net asset value, beginning of period                                       $6.88    $ 7.93        $10.52     $10.49   $10.34
Income from investment operations:
Net investment income (loss)                                                 .15       .16           .22        .25      .32
Net gains (losses) (both realized and unrealized)                            .99     (1.05)        (1.87)       .83     1.16
Total from investment operations                                            1.14      (.89)        (1.65)      1.08     1.48
Less distributions:
Dividends from net investment income                                        (.14)     (.16)         (.22)      (.25)    (.30)
Distributions from realized gains                                             --        --          (.72)      (.80)   (1.03)
Total distributions                                                         (.14)     (.16)         (.94)     (1.05)   (1.33)
Net asset value, end of period                                             $7.88    $ 6.88       $  7.93     $10.52   $10.49

Ratios/supplemental data
Net assets, end of period (in millions)                                     $895      $869        $1,186     $1,677   $1,979
Ratio of expenses to average daily net assets(c)                           1.03%     1.01%          .97%       .96%     .82%
Ratio of net investment income (loss) to average daily net assets          1.93%     1.96%         2.40%      2.29%    2.85%
Portfolio turnover rate (excluding short-term securities)                   196%      116%          152%       102%      81%
Total return(e)                                                           16.67%   (11.43%)      (16.40%)    10.54%   14.78%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
44   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                               2003      2002          2001       2000     1999
Net asset value, beginning of period                                       $6.83    $ 7.88        $10.44     $10.43   $10.29
Income from investment operations:
Net investment income (loss)                                                 .09       .10           .15        .17      .23
Net gains (losses) (both realized and unrealized)                            .99     (1.05)        (1.84)       .81     1.16
Total from investment operations                                            1.08      (.95)        (1.69)       .98     1.39
Less distributions:
Dividends from net investment income                                        (.08)     (.10)         (.15)      (.17)    (.22)
Distributions from realized gains                                             --        --          (.72)      (.80)   (1.03)
Total distributions                                                         (.08)     (.10)         (.87)      (.97)   (1.25)
Net asset value, end of period                                             $7.83    $ 6.83       $  7.88     $10.44   $10.43

Ratios/supplemental data
Net assets, end of period (in millions)                                     $103      $117          $156       $216     $237
Ratio of expenses to average daily net assets(c)                           1.80%     1.78%         1.74%      1.72%    1.59%
Ratio of net investment income (loss) to average daily net assets          1.17%     1.19%         1.64%      1.52%    2.08%
Portfolio turnover rate (excluding short-term securities)                   196%      116%          152%       102%      81%
Total return(e)                                                           15.92%   (12.19%)      (17.01%)     9.72%   13.90%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
45   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                               2003      2002          2001      2000(b)
Net asset value, beginning of period                                       $6.83    $ 7.89        $10.47     $10.46
Income from investment operations:
Net investment income (loss)                                                 .09       .10           .17        .06
Net gains (losses) (both realized and unrealized)                            .99     (1.05)        (1.86)        --
Total from investment operations                                            1.08      (.95)        (1.69)       .06
Less distributions:
Dividends from net investment income                                        (.09)     (.11)         (.17)      (.05)
Distributions from realized gains                                             --        --          (.72)        --
Total distributions                                                         (.09)     (.11)         (.89)      (.05)
Net asset value, end of period                                             $7.82    $ 6.83       $  7.89     $10.47

Ratios/supplemental data
Net assets, end of period (in millions)                                       $3        $1            $1        $--
Ratio of expenses to average daily net assets(c)                           1.82%     1.81%         1.74%      1.72%(d)
Ratio of net investment income (loss) to average daily net assets          1.12%     1.18%         1.68%      1.74%(d)
Portfolio turnover rate (excluding short-term securities)                   196%      116%          152%       102%
Total return(e)                                                           15.86%   (12.23%)      (16.93%)      .60%(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
46   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                               2003      2002          2001       2000     1999
Net asset value, beginning of period                                       $6.88    $ 7.93        $10.52     $10.50   $10.34
Income from investment operations:
Net investment income (loss)                                                 .16       .18           .24        .27      .33
Net gains (losses) (both realized and unrealized)                            .99     (1.05)        (1.87)       .82     1.17
Total from investment operations                                            1.15      (.87)        (1.63)      1.09     1.50
Less distributions:
Dividends from net investment income                                        (.15)     (.18)         (.24)      (.27)    (.31)
Distributions from realized gains                                             --        --          (.72)      (.80)   (1.03)
Total distributions                                                         (.15)     (.18)         (.96)     (1.07)   (1.34)
Net asset value, end of period                                             $7.88    $ 6.88       $  7.93     $10.52   $10.50

Ratios/supplemental data
Net assets, end of period (in millions)                                       $6        $7           $10        $34      $56
Ratio of expenses to average daily net assets(c)                            .86%      .84%          .80%       .80%     .72%
Ratio of net investment income (loss) to average daily net assets          2.11%     2.13%         2.56%      2.44%    2.95%
Portfolio turnover rate (excluding short-term securities)                   196%      116%          152%       102%      81%
Total return(e)                                                           16.86%   (11.28%)      (16.26%)    10.70%   14.92%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
47   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP MANAGED SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP Managed Allocation Fund (a series of AXP Managed Series, Inc.) as of September 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2003, and the financial highlights for each of the years in the five-year period ended September 30, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Managed Allocation Fund as of September 30, 2003, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

November 14, 2003

--------------------------------------------------------------------------------
48   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Managed Allocation Fund
Fiscal year ended Sept. 30, 2003

Class A

Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                              78.70%

   Dividends Received Deduction for corporations                       73.24%

Payable date                                                        Per share
Dec. 20, 2002                                                        $0.03040
March 21, 2003                                                        0.04167
June 20, 2003                                                         0.03673
Sept. 19, 2003                                                        0.03153
Total distributions                                                  $0.14033

Class B

Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                              78.70%

   Dividends Received Deduction for corporations                       73.24%

Payable date                                                        Per share
Dec. 20, 2002                                                        $0.01645
March 21, 2003                                                        0.02767
June 20, 2003                                                         0.02255
Sept. 19, 2003                                                        0.01676
Total distributions                                                  $0.08343

--------------------------------------------------------------------------------
49   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Class C

Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                              78.70%

   Dividends Received Deduction for corporations                       73.24%

Payable date                                                        Per share
Dec. 20, 2002                                                        $0.01788
March 21, 2003                                                        0.02797
June 20, 2003                                                         0.02434
Sept. 19, 2003                                                        0.01897
Total distributions                                                  $0.08916

Class Y

Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                              78.70%

   Dividends Received Deduction for corporations                       73.24%

Payable date                                                        Per share
Dec. 20, 2002                                                        $0.03345
March 21, 2003                                                        0.04480
June 20, 2003                                                         0.03989
Sept. 19, 2003                                                        0.03484
Total distributions                                                  $0.15298

--------------------------------------------------------------------------------
50   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                Position held  with   Principal occupation during past   Other directorships
                                  Fund and length of    five years
                                  service
--------------------------------- --------------------- ---------------------------------- --------------------------
Arne H. Carlson                   Board member  since   Chair, Board Services
901 S. Marquette Ave.             1999                  Corporation (provides
Minneapolis, MN 55402                                   administrative services to
Age 69                                                  boards). Former Governor  of
                                                        Minnesota
--------------------------------- --------------------- ---------------------------------- --------------------------
Philip J. Carroll, Jr.            Board member  since   Retired Chairman and CEO,  Fluor   Scottish Power PLC,
901 S. Marquette Ave.             2002                  Corporation (engineering and       Vulcan Materials
Minneapolis, MN 55402                                   construction) since 1998           Company, Inc.
Age 65                                                                                     (construction
                                                                                           materials/chemicals)
--------------------------------- --------------------- ---------------------------------- --------------------------
Livio D. DeSimone                 Board member  since   Retired Chair of the Board and     Cargill, Incorporated
30 Seventh Street East            2001                  Chief Executive Officer,           (commodity merchants and
Suite 3050                                              Minnesota Mining and               processors), General
St. Paul, MN 55101-4901                                 Manufacturing (3M)                 Mills, Inc. (consumer
Age 69                                                                                     foods), Vulcan Materials
                                                                                           Company (construction
                                                                                           materials/ chemicals),
                                                                                           Milliken & Company
                                                                                           (textiles and chemicals),
                                                                                           and Nexia Biotechnologies,
                                                                                           Inc.
--------------------------------- --------------------- ---------------------------------- --------------------------
Heinz F. Hutter*                  Board member  since   Retired President and Chief
901 S. Marquette Ave.             1994                  Operating Officer, Cargill,
Minneapolis, MN 55402                                   Incorporated (commodity
Age 74                                                  merchants and processors)
--------------------------------- --------------------- ---------------------------------- --------------------------
Anne P. Jones                     Board member  since   Attorney and Consultant
901 S. Marquette Ave.             1985
Minneapolis, MN 55402
Age 68
--------------------------------- --------------------- ---------------------------------- --------------------------
Stephen R. Lewis, Jr.**           Board member  since   Retired President and Professor    Valmont Industries, Inc.
901 S. Marquette Ave.             2002                  of Economics, Carleton College     (manufactures irrigation
Minneapolis, MN 55402                                                                      systems)
Age 64
--------------------------------- --------------------- ---------------------------------- --------------------------
Alan G. Quasha                    Board member  since   President, Quadrant Management,    Compagnie Financiere
901 S. Marquette Ave.             2002                  Inc. (management of private        Richemont AG (luxury
Minneapolis, MN 55402                                   equities)                          goods), Harken Energy
Age 53                                                                                     Corporation (oil and gas
                                                                                           exploration) and SIRIT
                                                                                           Inc. (radio frequency
                                                                                           identification technology)
--------------------------------- --------------------- ---------------------------------- --------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
51   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held  with   Principal occupation during past   Other directorships
                                  Fund and length of    five years
                                  service
--------------------------------- --------------------- ---------------------------------- --------------------------
Alan K. Simpson                   Board member  since   Former three-term United States    Biogen, Inc.
1201 Sunshine Ave.                1997                  Senator for Wyoming                (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- --------------------- ---------------------------------- --------------------------
Alison Taunton-Rigby              Board member since    President, Forester Biotech
901 S. Marquette Ave.             2002                  since 2000. Former President and
Minneapolis, MN 55402                                   CEO, Aquila Biopharmaceuticals,
Age 59                                                  Inc.
--------------------------------- --------------------- ---------------------------------- --------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held  with   Principal occupation during past   Other directorships
                                  Fund and length of    five years
                                  service
--------------------------------- --------------------- ---------------------------------- --------------------------
Barbara H. Fraser                 Board member since    Executive Vice President -  AEFA
1546 AXP Financial Center         2002                  Products and Corporate Marketing
Minneapolis, MN 55474                                   of AEFC since 2002. President -
Age 53                                                  Travelers Check Group, American
                                                        Express Company,  2001-2002.
                                                        Management Consultant, Reuters,
                                                        2000-2001. Managing Director -
                                                        International Investments,
                                                        Citibank Global,  1999-2000.
                                                        Chairman and CEO, Citicorp
                                                        Investment Services and
                                                        Citigroup Insurance Group, U.S.,
                                                        1998-1999
--------------------------------- --------------------- ---------------------------------- --------------------------
Stephen W. Roszell                Board member since    Senior Vice President -
50238 AXP Financial Center        2002, Vice            Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- --------------------- ---------------------------------- --------------------------
William F. Truscott               Board member  since   Senior Vice President - Chief
53600 AXP Financial Center        2001,  Vice           Investment Officer of AEFC since
Minneapolis, MN 55474             President  since      2001. Former Chief Investment
Age 42                            2002                  Officer and Managing Director,
                                                        Zurich Scudder Investments
--------------------------------- --------------------- ---------------------------------- --------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
52   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held  with    Principal occupation during past   Other directorships
                                 Fund and length of     five years
                                 service
-------------------------------- ---------------------- ---------------------------------- --------------------------
Jeffrey P. Fox                   Treasurer since 2002   Vice President - Investment
50005 AXP Financial Center                              Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                   Vice President - Finance,
Age 48                                                  American Express Company,
                                                        2000-2002;  Vice President -
                                                        Corporate Controller, AEFC,
                                                        1996-2000
-------------------------------- ---------------------- ---------------------------------- --------------------------
Paula R. Meyer 596               President since 2002   Senior Vice President and
AXP Financial Center                                    General Manager - Mutual Funds,
Minneapolis, MN 55474                                   AEFC, since 2002; Vice President
Age 49                                                  and Managing Director - American
                                                        Express Funds, AEFC, 2000-2002;
                                                        Vice President, AEFC,  1998-2000
-------------------------------- ---------------------- ---------------------------------- --------------------------
Leslie L. Ogg                    Vice President,        President of Board Services
901 S. Marquette Ave.            General Counsel, and   Corporation
Minneapolis, MN 55402            Secretary  since 1978
Age 65
-------------------------------- ---------------------- ---------------------------------- --------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.


--------------------------------------------------------------------------------
53   --   AXP MANAGED ALLOCATION FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services.  Not applicable.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Managed Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 1, 2003




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 1, 2003